BT INVESTMENT


MONEY
MARKET
FUND


ANNUAL REPORT
DECEMBER 31, 1995

                 BT INVESTMENT MONEY MARKET FUND                               1
                 ---------------------------------------------------------------

TABLE OF CONTENTS
================================================================================
INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . .          2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . .          2
BT INVESTMENT MONEY MARKET FUND
     Statement of Assets and Liabilities  . . . . . . . . . . . . . .          4
     Statement of Operations  . . . . . . . . . . . . . . . . . . . .          4
     Statements of Changes in Net Assets  . . . . . . . . . . . . . .          5
     Financial Highlights . . . . . . . . . . . . . . . . . . . . . .          6
CASH MANAGEMENT PORTFOLIO
     Statement of Assets and Liabilities  . . . . . . . . . . . . . .          7
     Statement of Operations  . . . . . . . . . . . . . . . . . . . .          7
     Statements of Changes in Net Assets  . . . . . . . . . . . . . .          8
     Financial Highlights . . . . . . . . . . . . . . . . . . . . . .          8
     Schedule of Portfolio Investments  . . . . . . . . . . . . . . .          9
BT INVESTMENT MONEY MARKET FUND
     Notes to Financial Statements  . . . . . . . . . . . . . . . . .         13
     Report of Independent Accountants  . . . . . . . . . . . . . . .         14
CASH MANAGEMENT PORTFOLIO
     Notes to Financial Statements  . . . . . . . . . . . . . . . . .         15
     Report of Independent Accountants  . . . . . . . . . . . . . . .         16


For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Investment Money Market Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Pyramid Mutual Funds:

BT PYRAMID MUTUAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT PYRAMID MUTUAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the BT Investment Money Market Fund at the following address:

BT PYRAMID MUTUAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                 BT INVESTMENT MONEY MARKET FUND                               2
                 ---------------------------------------------------------------


INTRODUCTION FROM PRESIDENT
================================================================================

   February 13, 1996

   Dear Shareholders:

   We are pleased to present your 1995 Annual Report for BT Investment Money Market Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance for the year ended December 31, 1995. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

   Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

   We appreciate your ongoing support of the BT Investment Money Market Fund and are looking forward to serving your investment needs.



   Philip W. Coolidge
   President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

   Falling interest rates in conjunction with the Federal Reserve Board's seeming success in slowing economic growth and keeping inflation contained led to an overall positive environment in 1995 for fixed income investing and the money markets in particular.

   Nevertheless, signals regarding the strength of the dollar and of the economy were often mixed, and so the Fund maintained a relatively neutral duration as compared to its benchmark through much of the year. In fact, only in the third quarter, shortly after the Fed lowered official interest rates on July 6, did we position the portfolio somewhat long to take advantage of falling rates. Constructive action on the budget deficit by Congress and the administration was expected to spur interest rates still lower as the second half of the year progressed. But even without real progress on this front, the Federal Reserve Board cut rates by another 25 basis points on December 19, 1995.

   While economic data has been scarce due to the government shutdowns and thus hampers our assessment to some degree, indicators from private sources point to the economy proceeding on a course that includes real but modest growth, inflation around 2.5%, and corporate profits rising within a range of 5% to 7%. The Federal Reserve Board may respond with another modest interest rate reduction early in 1996. If so, the fixed income market should benefit from a very favorable climate.

   The Fund's weighted average maturity stands at 36 days. We plan to keep the Fund's relatively neutral duration position for the near future for two main reasons. First, resolution of the budget impasse would add a positive note, but uncertainty surrounding the Federal budgeting process remains unabated, and any agreement may well be discounted in today's prices. Second, after the dramatic fall in interest rates during 1995, we do not expect the prospects for the money markets in 1996 to be quite as bright. In the meantime, we continue to take advantage of the positive fixed income market while it lasts as well as daily trading and relative value opportunities created by market volatility.

                 BT INVESTMENT MONEY MARKET FUND                               3
                 ---------------------------------------------------------------

================================================================================
OBJECTIVE                         Seeks high current income consistent with
                                  liquidity and preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS            Bank obligations, commercial paper, U.S.
                                  Treasury obligations and repurchase agreements
                                  collateralized by U.S. Treasury obligations.
--------------------------------------------------------------------------------
RATINGS                           S&P: AAAm
                                  Moody's: AAA
--------------------------------------------------------------------------------
STATUS AT                         Seven day effective yield: 5.57%
DECEMBER 31, 1995                 Average maturity: 39 days
                                  Net Assets: $645.9 million
--------------------------------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)

[FIGURE 1]

Commercial Paper                       38.84%
Certificates of Deposit                30.83%
Eurodollar Time Deposits               22.90%
Repurchase Agreement                    3.79%
Floating Rate Notes                     2.84%
U.S. Government Agency Note             0.80%


================================================================================

ABOUT THE                 DARLENE M. RASEL
PORTFOLIO MANAGER         Vice President

                          - Responsible for managing the Money Market and
                            Treasury Mutual Funds.
                          - Formerly, Head of Collateral Management Desk for
                            five years before joining Global Investment
                            Management.
                          - Fifteen years investment experience, including
                            eight years at Bankers Trust.

                 BT INVESTMENTMONEY MARKET FUND                                4
                 ---------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===================================================================================================================================
December 31, 1995

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
     Investment in Cash Management Portfolio, at Value                                                                 $646,859,061
-----------------------------------------------------------------------------------------------------------------------------------
     Receivable for Shares of Beneficial Interest Sold                                                                       67,351
-----------------------------------------------------------------------------------------------------------------------------------
     Prepaid Expenses and Other                                                                                              20,785
-----------------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                                       646,947,197
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
     Due to Bankers Trust                                                                                                    82,641
-----------------------------------------------------------------------------------------------------------------------------------
     Payable for Shares of Beneficial Interest Redeemed                                                                     493,447
-----------------------------------------------------------------------------------------------------------------------------------
     Dividends Payable                                                                                                      427,871
-----------------------------------------------------------------------------------------------------------------------------------
     Accrued Expenses and Other                                                                                              32,966
-----------------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                                    1,036,925
===================================================================================================================================
NET ASSETS (Applicable to 646,850,037 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                                               $645,910,272
===================================================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share ($645,910,272/646,850,037 Shares)                         $       1.00
===================================================================================================================================
COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
     Paid-in Capital                                                                                                   $646,850,037
-----------------------------------------------------------------------------------------------------------------------------------
     Accumulated Net Realized Loss from Securities Transactions                                                            (939,765)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                          $645,910,272
===================================================================================================================================

STATEMENT OF OPERATIONS
===================================================================================================================================
For the year ended December 31, 1995
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------------
     Income Allocated from Cash Management Portfolio, net                                                               $46,673,944
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
     Administration and Services                                                                     $ 2,418,113
-----------------------------------------------------------------------------------------------------------------------------------
     Professional                                                                                          9,250
-----------------------------------------------------------------------------------------------------------------------------------
     Shareholders Reports                                                                                 19,761
-----------------------------------------------------------------------------------------------------------------------------------
     Registration                                                                                         20,453
-----------------------------------------------------------------------------------------------------------------------------------
     Trustees                                                                                              6,559
-----------------------------------------------------------------------------------------------------------------------------------
     Miscellaneous                                                                                         6,333
-----------------------------------------------------------------------------------------------------------------------------------
     Total Expenses                                                                                    2,480,469
-----------------------------------------------------------------------------------------------------------------------------------
     Less: Expenses Absorbed by Bankers Trust                                                         (1,110,205)         1,370,264
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    45,303,680
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                               85,772
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                              $45,389,452
===================================================================================================================================


              See Notes to Financial Statements on Pages 13 and 14

                 BT INVESTMENTMONEY MARKET FUND                                5
                 ---------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                                                                                       For the              For the
                                                                                                    year ended           year ended
                                                                                                      December             December
                                                                                                      31, 1995             31, 1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                       $    45,303,680    $      29,756,785
-----------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                                85,772           (7,363,042)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                                       45,389,452           22,393,743
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                                           (45,303,680)         (29,756,785)
-----------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (at Net Asset Value of $1.00 per share)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Proceeds from Shares Sold                                                                 8,257,458,394        6,164,976,147
-----------------------------------------------------------------------------------------------------------------------------------
   Dividends Reinvested                                                                             41,632,676           20,833,166
-----------------------------------------------------------------------------------------------------------------------------------
   Value of Shares Redeemed                                                                     (8,629,738,538)      (5,210,264,941)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Transactions in
-----------------------------------------------------------------------------------------------------------------------------------
      Shares of Beneficial Interest                                                               (330,647,468)          75,544,372
-----------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
-----------------------------------------------------------------------------------------------------------------------------------
   Proceeds Contributed                                                                                    -              6,337,496
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                                           (330,561,696)         974,518,826
===================================================================================================================================
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                               976,471,968            1,953,142
-----------------------------------------------------------------------------------------------------------------------------------
   End of Year                                                                                 $   645,910,272      $   976,471,968
===================================================================================================================================

              See Notes to Financial Statements on Pages 13 and 14

                 BT INVESTMENTMONEY MARKET FUND                                6
                 ---------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for the BT Investment Money Market Fund.

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    For the period
                                                                                                                     July 15, 1992
                                                                                                                     (Commencement
                                                                             For the year ended December 31,        of Operations)
                                                                      ------------------------------------------       to December
                                                                         1995            1994               1993          31, 1992
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                                   $1.00            $1.00              $1.00             $1.00
                                                                     -------          -------            -------           -------

Income from Investment Operations
  Net Investment Income                                                 0.06             0.04               0.03              0.01
  Net Realized Gain (Loss)
    from Securities Transactions                                        0.00+           (0.01)              0.00+             0.00+
                                                                     -------          -------            -------           -------
  Total from Investment Operations                                      0.06             0.03               0.03              0.01
                                                                     -------          -------            -------           -------

Contribution of Capital                                                 -                0.01               -                 -
                                                                     -------          -------            -------           -------

Distributions From:
  Net Investment Income                                                (0.06)           (0.04)             (0.03)            (0.01)
  Net Realized Gain
     from Securities Transactions                                       -                -                 (0.00)+           (0.00)+
                                                                     -------          -------            -------           -------

  Total Distributions                                                  (0.06)           (0.04)             (0.03)            (0.01)
                                                                     -------          -------            -------           -------

Net Asset Value, End of Period                                         $1.00            $1.00              $1.00             $1.00
                                                                     =======          =======            =======           =======

TOTAL INVESTMENT RETURN                                                 5.76%            4.05%++            2.91%             3.12%*

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                                    5.62%            4.24%              2.87%             3.06%*
Ratio of Expenses to Average Net Assets, Including
  Expenses of the Cash Management Portfolio                             0.35%            0.35%              0.35%             0.35%*
Decrease Reflected in Above Expense Ratio
  Due to Absorption of Expenses by Bankers Trust                        0.16%            0.21%              2.91%             3.56%*
Net Assets, End of Period (000's omitted)                            $645,910         $976,472             $1,953              $789

*   Annualized
+   Less than $0.01 per share
++  Increased by 0.76% due to Contribution of Capital.

              See Notes to Financial Statements on Pages 13 and 14

                 CASH MANAGEMENT PORTFOLIO                                     7
                 ---------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===========================================================================================================================
December 31, 1995
---------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------
    Investments, at Value                                                                                    $2,636,244,326
---------------------------------------------------------------------------------------------------------------------------
    Cash                                                                                                            234,792
---------------------------------------------------------------------------------------------------------------------------
    Interest Receivable                                                                                           9,803,616
---------------------------------------------------------------------------------------------------------------------------
    Prepaid Expenses and Other                                                                                       19,395
---------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                                                              2,646,302,129
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
    Due to Bankers Trust                                                                                            336,262
---------------------------------------------------------------------------------------------------------------------------
    Payable for Securities Purchased                                                                             30,000,000
---------------------------------------------------------------------------------------------------------------------------
    Accrued Expenses and Other                                                                                       33,650
---------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                                                            30,369,912
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                   $2,615,932,217
===========================================================================================================================
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
    Paid-in Capital                                                                                          $2,615,932,217
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                                $2,615,932,217
===========================================================================================================================

STATEMENT OF OPERATIONS
===========================================================================================================================
For the year ended December 31, 1995
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
    Interest                                                                                                   $152,708,666
---------------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------------
    Advisory                                                                        $3,847,729
---------------------------------------------------------------------------------------------------------------------------
    Administration and Services                                                      1,282,576
---------------------------------------------------------------------------------------------------------------------------
    Professional                                                                        34,574
---------------------------------------------------------------------------------------------------------------------------
    Trustees                                                                             1,868
---------------------------------------------------------------------------------------------------------------------------
    Miscellaneous                                                                       28,778
---------------------------------------------------------------------------------------------------------------------------
    Total Expenses                                                                   5,195,525
---------------------------------------------------------------------------------------------------------------------------
    Less: Expenses Absorbed by Bankers Trust                                          (578,251)                   4,617,274
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                           148,091,392
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN FROM SECURITIES TRANSACTIONS                                                                      268,537
---------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                     $148,359,929
===========================================================================================================================


                  See Notes to Financial Statements on Page 15

                 CASH MANAGEMENT PORTFOLIO                                     8
                 ---------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================================================
                                                                                             For the                     For the
                                                                                          year ended                  year ended
                                                                                            December                    December
                                                                                            31, 1995                    31, 1994
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                            $    148,091,392            $    107,531,263
--------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                                     268,537                 (21,679,797)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                            148,359,929                  85,851,466
--------------------------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                     35,062,532,338              29,684,647,236
--------------------------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                        (35,329,985,394)            (28,984,267,374)
--------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Transactions                      (267,453,056)                700,379,862
--------------------------------------------------------------------------------------------------------------------------------

CONTRIBUTION OF CAPITAL
--------------------------------------------------------------------------------------------------------------------------------
   Proceeds Contributed                                                                       -                       18,718,663
--------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS                                              (119,093,127)                804,949,991
--------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                   2,735,025,344               1,930,075,353
--------------------------------------------------------------------------------------------------------------------------------
   End of Year                                                                      $  2,615,932,217            $  2,735,025,344
================================================================================================================================


FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the years presented for the Cash Management Portfolio.

------------------------------------------------------------------------------------------------------------------------------
                                                                       For the year ended December 31,
                                                ------------------------------------------------------------------------------
                                                 1995              1994                1993            1992               1991
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment
  Income to Average Net Assets                    5.77%              4.24%              3.06%           3.52%              5.85%
Ratio of Expenses to
  Average Net Assets                              0.18%              0.18%              0.20%           0.22%              0.25%
Decrease Reflected in Above
  Ratio of Expenses to Average
  Net Assets Due to Absorption
  of Expenses by Bankers Trust                    0.02%              0.02%              0.00%+          0.00%+             0.01%
Net Assets, End of Year
  (000's omitted)                            $2,615,932         $2,735,025          $1,930,075      $1,438,688          $934,402

+ Less than 0.01%


                  See Notes to Financial Statements on Page 15

                 CASH MANAGEMENT PORTFOLIO                                     9
                 ---------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
=============================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT            DESCRIPTION                                                                           VALUE
=============================================================================================================
                  CERTIFICATES OF DEPOSIT - 31.07%
-------------------------------------------------------------------------------------------------------------
$ 5,000,000       Abbey National Bank, 5.76%, 2/1/96                                            $   4,999,857
-------------------------------------------------------------------------------------------------------------
 35,000,000       Bank of America, 5.78%, 1/31/96                                                  35,000,000
-------------------------------------------------------------------------------------------------------------
 13,000,000       Bank of Nova Scotia, 5.77%, 2/1/96                                               13,000,554
-------------------------------------------------------------------------------------------------------------
                  Bank of Tokyo:
 30,000,000       5.90%, 1/16/96                                                                   30,000,122
 29,000,000       5.90%, 1/22/96                                                                   29,000,166
-------------------------------------------------------------------------------------------------------------
 25,000,000       Bayerische Hypotheka, 5.83%, 1/16/96                                             25,000,205
-------------------------------------------------------------------------------------------------------------
 21,000,000       Bayerische Landesbank, 5.80%, 1/24/96                                            21,000,021
-------------------------------------------------------------------------------------------------------------
 46,000,000       Bayerische Vereinsbank, 5.80%, 1/31/96                                           46,000,380
-------------------------------------------------------------------------------------------------------------
  9,000,000       Credit Suisse, 5.73%, 1/9/96                                                      8,999,612
-------------------------------------------------------------------------------------------------------------
 50,000,000       Deutsche, 5.79%, 1/25/96                                                         50,000,000
-------------------------------------------------------------------------------------------------------------
 28,000,000       Hessen Thuringer, 5.795%, 1/31/96                                                27,999,505
-------------------------------------------------------------------------------------------------------------
 25,000,000       Industrial Bank of Japan, 5.89%, 1/22/96                                         25,000,143
-------------------------------------------------------------------------------------------------------------
                  Kreditbank:
 40,000,000       5.80%, 1/24/96                                                                   40,000,253
 30,000,000       5.75%, 2/21/96                                                                   30,000,420
-------------------------------------------------------------------------------------------------------------
 26,000,000       Mellon Bank, 5.78%, 2/5/96                                                       26,000,000
-------------------------------------------------------------------------------------------------------------
 25,000,000       Mitsubishi Bank, 6.15%, 1/2/96                                                   25,000,012
-------------------------------------------------------------------------------------------------------------
 28,000,000       Morgan Guaranty, 5.51%, 6/11/96                                                  28,001,226
-------------------------------------------------------------------------------------------------------------
                  National Westminster Bank:
  2,000,000       5.81%, 2/1/96                                                                     2,000,111
 40,000,000       5.72%, 2/16/96                                                                   39,999,770
 29,300,000       5.70%, 2/16/96                                                                   29,302,639
-------------------------------------------------------------------------------------------------------------
 25,000,000       Rabobank, 5.76%, 1/31/96                                                         25,000,206
-------------------------------------------------------------------------------------------------------------
                  Sanwa Bank:
 38,000,000       5.91%, 1/31/96                                                                   38,000,309
 24,000,000       5.86%, 2/9/96                                                                    23,997,792
-------------------------------------------------------------------------------------------------------------
                  Societe Generale:
-------------------------------------------------------------------------------------------------------------
 25,000,000       5.82%, 1/5/96                                                                    25,000,000
-------------------------------------------------------------------------------------------------------------
 39,400,000       5.66%, 3/4/96                                                                    39,400,559
-------------------------------------------------------------------------------------------------------------
 30,000,000       5.71%, 3/4/96                                                                    30,000,988
-------------------------------------------------------------------------------------------------------------
                  Sumitomo Bank:
 35,000,000       5.98%, 1/16/96                                                                   35,000,143
 20,000,000       5.89%, 1/22/96                                                                   20,000,114
 10,000,000       5.91%, 1/22/96                                                                   10,000,057
-------------------------------------------------------------------------------------------------------------
 30,000,000       Toronto Dominion, 5.64%, 4/2/96                                                  30,000,000
-------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Amortized Cost $812,705,164)                                                                    $812,705,164
=============================================================================================================


                  See Notes to Financial Statements on Page 15

                  CASH MANAGEMENT PORTFOLIO                                   10
                  --------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT            DESCRIPTION                                                                                 VALUE
===================================================================================================================
                  COMMERCIAL PAPER - 39.14%
-------------------------------------------------------------------------------------------------------------------
$36,500,000       Abbey National Bank of North America, 5.58%, 3/14/96                                  $36,087,003
-------------------------------------------------------------------------------------------------------------------
 21,000,000       Asset Securitization, 5.66%, 2/15/96                                                   20,851,425
-------------------------------------------------------------------------------------------------------------------
 11,500,000       Banco Bilbao Vizcaya, 5.71%, 2/5/96                                                    11,436,159
-------------------------------------------------------------------------------------------------------------------
 20,000,000       Bank of America, 5.28%, 6/5/96                                                         19,542,400
-------------------------------------------------------------------------------------------------------------------
 29,000,000       Bank Brussels Lambert of North America, 5.58%, 4/18/96                                 28,514,540
-------------------------------------------------------------------------------------------------------------------
 30,500,000       BTR Dunlop, 5.65%, 2/16/96                                                             30,279,807
-------------------------------------------------------------------------------------------------------------------
 23,000,000       Caisse des Depots et Consignations, 5.80%, 1/11/96                                     22,962,944
-------------------------------------------------------------------------------------------------------------------
 15,000,000       Central Hispana, 5.75%, 1/25/96                                                        14,942,500
-------------------------------------------------------------------------------------------------------------------
 50,000,000       Commonwealth Bank Australia, 5.41%, 4/2/96                                             49,308,722
-------------------------------------------------------------------------------------------------------------------
  7,000,000       Dun & Bradstreet, 5.59%, 3/19/96                                                        6,915,218
-------------------------------------------------------------------------------------------------------------------
 25,000,000       Finnish Export Credit, 5.71%, 1/23/96                                                  24,912,764
-------------------------------------------------------------------------------------------------------------------
                  General Electric Capital:
 20,000,000       5.81%, 1/18/96                                                                         19,945,128
 25,000,000       5.53%, 4/3/96                                                                          24,642,854
-------------------------------------------------------------------------------------------------------------------
 25,700,000       General Electric Capital Services, 5.68%, 2/5/96                                       25,558,079
-------------------------------------------------------------------------------------------------------------------
 25,000,000       Goldman Sachs, 5.53%, 3/18/96                                                          24,704,299
-------------------------------------------------------------------------------------------------------------------
 14,000,000       Hanson Finance, 5.65%, 3/7/96                                                          13,854,983
-------------------------------------------------------------------------------------------------------------------
 21,000,000       Hewlett-Packard, 5.63%, 2/15/96                                                        20,852,213
-------------------------------------------------------------------------------------------------------------------
                  KFW International Finance:
 35,000,000       5.715%, 1/30/96                                                                        34,838,869
 30,000,000       5.65%, 3/6/96                                                                          29,693,958
-------------------------------------------------------------------------------------------------------------------
                  Kingdom of Sweden:
 20,000,000       5.00%, 1/31/96                                                                         19,905,000
  6,000,000       5.65%, 2/15/96                                                                          5,957,625
 25,000,000       5.66%, 2/21/96                                                                         24,799,542
  1,815,000       5.68%, 2/27/96                                                                          1,798,677
 25,000,000       5.66%, 2/28/96                                                                         24,772,028
 25,000,000       5.62%, 3/11/96                                                                         24,726,806
-------------------------------------------------------------------------------------------------------------------
 20,300,000       Manitoba Hydro Electric, 5.65%, 2/15/96                                                20,156,631
-------------------------------------------------------------------------------------------------------------------
                  McKenna Triangle:
 25,000,000       5.75%, 1/25/96                                                                         24,904,167
 20,000,000       5.72%, 1/26/96                                                                         19,920,556
 30,000,000       5.68%, 2/6/96                                                                          29,829,600
-------------------------------------------------------------------------------------------------------------------
 25,000,000       Merrill Lynch, 5.72%, 1/31/96                                                          24,880,833
-------------------------------------------------------------------------------------------------------------------
                  Morgan Stanley:
 23,500,000       6.00%, 1/5/96                                                                          23,484,333
 25,000,000       5.77%, 1/25/96                                                                         24,903,833
 40,000,000       5.70%, 2/9/96                                                                          39,753,000
===================================================================================================================


                  See Notes to Financial Statements on Page 15

                  CASH MANAGEMENT PORTFOLIO                                   11
                  --------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
==================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT            DESCRIPTION                                                                                VALUE
==================================================================================================================
$ 30,805,000      National Australia Funding, 5.30%, 6/14/96                                        $   30,056,695
------------------------------------------------------------------------------------------------------------------
                  National Rural Utility:
  15,000,000      5.65%, 2/16/96                                                                        14,891,708
  35,000,000      5.50%, 3/5/96                                                                         34,657,778
------------------------------------------------------------------------------------------------------------------
                  New South Wales Treasury:
  25,000,000      5.70%, 1/24/96                                                                        24,908,958
  12,000,000      5.56%, 2/9/96                                                                         11,927,720
------------------------------------------------------------------------------------------------------------------
  25,000,000      Philip Morris, 6.20%, 1/2/96                                                          24,995,694
------------------------------------------------------------------------------------------------------------------
  20,000,000      Province of Alberta, 5.75%, 1/26/96                                                   19,920,139
------------------------------------------------------------------------------------------------------------------
  70,000,000      Prudential Funding, 6.054%, 1/2/96                                                    70,000,000
------------------------------------------------------------------------------------------------------------------
  10,000,000      Receivables Capital, 5.80%, 1/31/96                                                    9,951,667
------------------------------------------------------------------------------------------------------------------
  13,000,000      Sheffield, 5.80%, 1/22/96                                                             12,956,017
------------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Amortized Cost $1,023,902,872)                                                                     $1,023,902,872
==================================================================================================================
                  EURODOLLAR TIME DEPOSITS - 23.08%
------------------------------------------------------------------------------------------------------------------
                  Bank of America:
$ 17,000,000      5.76%, 3/27/96                                                                      $ 17,000,000
------------------------------------------------------------------------------------------------------------------
  30,000,000      5.50%, 4/5/96                                                                         30,000,000
------------------------------------------------------------------------------------------------------------------
  35,000,000      Bank of Scotland, 5.813%, 2/13/96                                                     35,000,000
------------------------------------------------------------------------------------------------------------------
  50,000,000      Canadian Imperial Bank of Commerce, 6.00%, 1/2/96                                     50,000,000
------------------------------------------------------------------------------------------------------------------
  72,791,998      Commerz Bank, 3.50%, 1/2/96                                                           72,791,998
------------------------------------------------------------------------------------------------------------------
                  Dresdner Bank:
 100,000,000      5.938%, 1/2/96                                                                       100,000,000
  10,000,000      5.75%, 3/4/96                                                                         10,000,000
------------------------------------------------------------------------------------------------------------------
 100,000,000      International Nederlander, 6.00%, 1/2/96                                             100,000,000
------------------------------------------------------------------------------------------------------------------
  14,000,000      Kreditbank, 5.75%, 3/15/96                                                            14,000,000
------------------------------------------------------------------------------------------------------------------
                  Mitsubishi Bank:
  25,000,000      6.25%, 1/19/96                                                                        25,000,000
  25,000,000      5.906%, 3/5/96                                                                        25,000,000
------------------------------------------------------------------------------------------------------------------
  25,000,000      National Westminster, 5.813%, 1/29/96                                                 25,000,000
------------------------------------------------------------------------------------------------------------------
  25,000,000      Nordeutsche Landesbank, 5.75%, 2/29/96                                                25,000,000
------------------------------------------------------------------------------------------------------------------
  75,000,000      Toronto Dominion, 6.00%, 1/2/96                                                       75,000,000
------------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS
(Amortized Cost $603,791,998)                                                                       $  603,791,998
==================================================================================================================
                  FLOATING RATE NOTES - 2.86%
------------------------------------------------------------------------------------------------------------------
                  Student Loan Marketing Association:
$ 50,000,000      Variable Rate Weekly, 5.22%, 11/24/97                                             $   49,885,005
  25,000,000      Variable Rate Weekly, 5.24%, 9/28/98                                                  24,993,148
------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE NOTES
(Amortized Cost $74,878,153)                                                                        $   74,878,153
==================================================================================================================


                  See Notes to Financial Statements on Page 15

                  CASH MANAGEMENT PORTFOLIO                                   12
                  --------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
===============================================================================================================================
December 31, 1995

PRINCIPAL
AMOUNT            DESCRIPTION                                                                                             VALUE
===============================================================================================================================
                  U.S. GOVERNMENT AGENCY NOTES - 0.80%
-------------------------------------------------------------------------------------------------------------------------------
                  Federal National Mortgage Association:
$  9,820,000      5.14%, 6/25/96                                                                                  $   9,573,234
  11,690,000      5.14%, 6/27/96                                                                                     11,392,905
-------------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY NOTES
(Amortized Cost $20,966,139)                                                                                     $   20,966,139
===============================================================================================================================
                  REPURCHASE AGREEMENT - 3.82%
-------------------------------------------------------------------------------------------------------------------------------
$100,000,000      Repurchase Agreement with Swiss Bank, dated 12/29/1995, 5.90%,
                  Principal and Interest in the Amount of $100,049,167, due 1/2/96,
                  (Collateralized by Federal Home Loan Mortgage, par value of
                  $25,000,000, 7.61%, due 9/1/04, value of $26,386,331, $25,000,000,
                  7.88%, due 8/5/04, value of $26,659,471, Federal National Mortgage
                  Association, par value of $970,000, 7.50% due 2/11/02, value of
                  $1,087,494 Federal Home Loan Banks Medium Term Construction
                  Bonds, par value of $15,000,000, 6.05%, due 3/10/99, value of $15,281,575,
                  Federal Farm Credit Banks Construction System-wide Medium-Term
                  Notes, par value of $6,000,000, 5.41%, due 12/7/98, value of $5,974,410,
                  Federal Home Loan Bank Construction Discount Notes, par value of
                  $25,000,000, due 2/22/96, value of $24,828,473 and Federal Home Loan
                  Bank par value of $4,000,000, 8.00%, due 7/25/96, value of $4,195,761)                          $ 100,000,000
===============================================================================================================================
TOTAL INVESTMENTS
(Amortized Cost $2,636,244,326)                                                                       100.77%    $2,636,244,326
-------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                  (0.77)       (20,312,109)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            100.00%    $2,615,932,217
===============================================================================================================================


                  See Notes to Financial Statements on Page 15

                  BT INVESTMENT MONEY MARKET FUND                             13
                  --------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Money Market Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on July 15, 1992. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 25% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio.

C. Dividends

It is the Fund's policy to declare dividends daily and pay monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $2,418,113.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.17 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio and
0.35 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $1,110,205.

                  BT INVESTMENT MONEY MARKET FUND                             14
                  --------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Fund's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects its pro rata share of the Portfolio's realized loss on the sale of these securities and a capital contribution in the amount of $6,337,496.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - CAPITAL LOSS CARRYFORWARD

At December 31, 1995, accumulated net realized capital loss carryforwards available as a reduction against future net realized capital gains aggregated $939,774 which will expire in 2002.



REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of the BT Investment Money Market Fund (one of the funds comprising BT Pyramid Mutual Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period July 15, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Investment Money Market Fund of BT Pyramid Mutual Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.



/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

                  CASH MANAGEMENT PORTFOLIO                                   15
                  --------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990 as an unincorporated trust under the laws of New York, and commenced operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

Investments are valued at amortized cost, which has been determined by the Trustees to represent fair value of the Portfolio's investment.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

D. Investment Income

The Portfolio determines its net investment income on each valuation day and allocates all such income as well as any realized gains and losses from security transactions pro rata among the investors in the Portfolio at the time of such determination.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required. The cost of securities in the Portfolio for federal income tax purposes is the same as for financial reporting purposes.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $1,282,576.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at the annual rate of 0.15 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $3,847,729.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.18 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $578,251.

In 1994, the Portfolio sold certain structured notes carried at par to an unrelated third party financial institution at par plus accrued interest pursuant to a put agreement and that third party financial institution immediately resold such securities to Bankers Trust New York Corporation, the parent of the Adviser, at the same price, also pursuant to a put agreement. As a result of these transactions the Portfolio's Statement of Changes in Net Assets for the year ended December 31, 1994 reflects a realized loss on the sale of these securities and a capital contribution in the amount of $18,718,663.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

                  CASH MANAGEMENT PORTFOLIO                                   16
                  --------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial Interest of the Cash Management Portfolio:

We have audited the accompanying statement of assets and liabilities of the Cash Management Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles



/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

BT INVESTMENT

EQUITY
500 INDEX
FUND

ANNUAL REPORT
DECEMBER 31, 1995

                    BT INVESTMENT EQUITY 500 INDEX FUND                        1
                    ------------------------------------------------------------

TABLE OF CONTENTS
================================================================================

INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . . .    2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . . .    2
BT INVESTMENT EQUITY 500 INDEX FUND . . . . . . . . . . . . . . . . . . . .
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    5
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    5
   Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . .    6
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .    7
EQUITY 500 INDEX PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . .
   Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . .    8
   Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . .    9
   Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . .   10
   Financial Highlights   . . . . . . . . . . . . . . . . . . . . . . . . .   10
   Schedule of Portfolio Investments  . . . . . . . . . . . . . . . . . . .   11
BT INVESTMENT EQUITY 500 INDEX FUND
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   19
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   20
EQUITY 500 INDEX PORTFOLIO  . . . . . . . . . . . . . . . . . . . . . . . .
   Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . .   21
   Report of Independent Accountants  . . . . . . . . . . . . . . . . . . .   22

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Investment Equity 500 Index Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Pyramid Mutual Funds:

BT PYRAMID MUTUAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT PYRAMID MUTUAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the BT Investment Equity 500 Index Fund at the following address:

BT PYRAMID MUTUAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

                    BT INVESTMENT EQUITY 500 INDEX FUND                        2
                    ------------------------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================

   February 13, 1996

   Dear Shareholders:

   We are pleased to present your 1995 Annual Report for the BT Investment Equity 500 Index Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your report is a pie chart displaying diversification of Portfolio investments, financial statements, financial highlights and a listing of the Portfolio's holdings.

   Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

   We appreciate your ongoing support of the BT Investment Equity 500 Index Fund and are looking forward to serving your investment needs.



   Philip W. Coolidge
   President


LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

   The BT Investment Equity 500 Index Fund (the "Fund") returned 37.15% for the year ended December 31, 1995, tracking very closely the 37.58% return of the S&P 500 Index. We are also pleased to report that the Fund continued to outperform most of its peers, as measured by the Lipper S&P 500 Average.

   With surging equity markets and falling interest rates, 1995 was truly a year for the record books. After raising interest rates for more than a year, the Federal Reserve Board cut rates twice in 1995, once in July and once in December, bringing the official short-term rate down 50 basis points to 5.50% and the yield on 30-year Treasuries from 7.78% to 5.94% as of December 31. This, along with modest economic growth, stable to lower inflation, and reasonably strong corporate earnings growth, contributed to positive investor sentiment and favorable conditions for virtually all domestic equities. The biotechnology and technology sectors led the pack for the year, with trucking and steel bringing up the rear. Large capitalization equities outperformed small cap stocks for all but the third quarter of 1995, and overall, the S&P 500 had its best year since 1958.

   As the economy proceeds on a course that includes real albeit sluggish growth of 2.5% or so, inflation staying low at around 2.5%, corporate profits rising in the range of 5% to 7%, and another cut in interest rates appearing likely to come early in the year, the equity markets, in our opinion, should be facing a favorable background. Still, we do not foresee a series of interest rate reductions, and it is extremely unlikely that the extent of the strength in stocks in 1995 will be repeated in 1996. We intend to continue tracking the Fund with the S&P 500 Index closely, thereby providing a broadly diversified equity portfolio.

                    BT INVESTMENT EQUITY 500 INDEX FUND                        3
                    ------------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

   The following graph illustrates the Fund's return versus the S&P 500 Index from December 31, 1992 (commencement of operations) to December 31, 1995, assuming a $10,000 initial investment:
================================================================================
COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE BT
INVESTMENT EQUITY 500
INDEX FUND AND THE
S&P 500 INDEX

[FIGURE 1]

            BT Investment Equity   S&P 500
               500 Index Fund       Index
12/31/92           10,000          10,000
3/31/93            10,420          10,437
6/30/93            10,465          10,487
9/30/93            10,713          10,758
12/31/93           10,953          11,008
3/31/94            10,539          10,591
6/30/94            10,581          10,635
9/30/94            11,093          11,155
12/31/94           11,079          11,153
3/31/95            12,148          12,239
6/30/95            13,307          13,407
9/30/95            14,351          14,473
12/31/95           15,195          15,344

              TOTAL RETURN
        ENDED DECEMBER 31, 1995
   One Year              Since 12/31/92*
    37.15%                    51.94%

* The Fund's inception date

Investment return and principal
value may fluctuate so that shares,
when redeemed, may be worth
more or less than their original
cost.


================================================================================
OBJECTIVE                          Seeks to match the performance of the stock
                                   market, as represented by the S&P 500 Index,
                                   before expenses.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS             Primarily equity securities, consisting of
                                   common stock of current S&P 500 companies.
--------------------------------------------------------------------------------
TEN LARGEST STOCK HOLDINGS         General Electric      Royal Dutch Petroleum
                                   AT&T                  Philip Morris
                                   Exxon                 Procter & Gamble
                                   Coca-Cola             Johnson & Johnson
                                   Merck & Co.           Microsoft
================================================================================

ABOUT THE                FRANK SALERNO
PORTFOLIO MANAGER        Managing Director

                         - Oversees Administration and Management of domestic
                           and international equity index strategies
                         - B.A. -  Syracuse University
                         - M.B.A. -  New York University
                         - Joined Bankers Trust in 1981

                    BT INVESTMENT EQUITY 500 INDEX FUND                        4
                    ------------------------------------------------------------


================================================================================
DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY INDUSTRY
as of December 31, 1995
(percentages are based on market value)

[FIGURE 2]

Other*                           32.00%
Telecommunications                9.87%
Oil Related                       9.21%
Drugs                             6.70%
Banks                             5.82%
Electrical Equipment              4.17%
Utilities                         4.16%
Retail                            3.98%
Financial Services                3.79%
Beverages                         3.61%
Electronics                       3.59%
Foods                             3.37%
Chemicals & Toxic Waste           3.27%
Hospital Supplies & Healthcare    3.25%
Insurance                         3.21%

* No one industry represents more than 3.00% of Portfolio holdings.

                    BT INVESTMENT EQUITY 500 INDEX FUND                        5
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investment in Equity 500 Index Portfolio, at Value                                              $279,814,911
---------------------------------------------------------------------------------------------------------------
   Receivable for Shares of Beneficial Interest Sold                                                  1,284,646
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                            16,822
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                     281,116,379
---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                  24,681
---------------------------------------------------------------------------------------------------------------
   Payable for Shares of Beneficial Interest Redeemed                                                 3,914,963
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            36,845
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                  3,976,489
---------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 20,048,015 Outstanding Shares of $0.001 Par Value Per Share,
Unlimited Number of Shares of Beneficial Interest Authorized)                                      $277,139,890
===============================================================================================================
NET ASSET VALUE, Subscription and Redemption Price Per Share ($277,139,890/20,048,015 Shares)      $      13.82
===============================================================================================================
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                 $214,804,819
---------------------------------------------------------------------------------------------------------------
   Undistributed Net Investment Income                                                                    1,750
---------------------------------------------------------------------------------------------------------------
   Distributions in Excess of Realized Gains from Securities and Futures Transactions                (1,962,070)
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities and Futures Contracts                                   64,295,391
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                      $277,139,890
===============================================================================================================

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Income Allocated from Equity 500 Index Portfolio, net                                           $  5,790,827
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                         $ 686,078
---------------------------------------------------------------------------------------------------------------
   Professional                                                                           11,331
---------------------------------------------------------------------------------------------------------------
   Shareholders Reports                                                                   29,551
---------------------------------------------------------------------------------------------------------------
   Registration                                                                           19,485
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                                6,634
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                           2,343
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                        755,422
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                             (412,383)       343,039
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                 5,447,788
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                                                       (40,219)
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Futures Transactions                                                        1,536,420
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities and Futures Contracts                                   63,867,891
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                           65,364,092
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $ 70,811,880
===============================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                    BT INVESTMENT EQUITY 500 INDEX FUND                        6
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                         For the        For the
                                                                                      year ended     year ended
                                                                                        December       December
                                                                                        31, 1995       31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                            $  5,447,788   $  4,003,699
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Futures Transactions                   1,496,201       (154,128)
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities
     and Futures Contracts                                                            63,867,891        345,779
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                         70,811,880      4,195,350
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                              (5,486,695)    (3,963,448)
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities and Futures Transactions                         (1,330,630)    (1,963,430)
---------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Distributions                                      (6,817,325)    (5,926,878)
---------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Transactions in
     Shares of Beneficial Interest                                                    31,247,702    181,794,571
---------------------------------------------------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS                                                          95,242,257    180,063,043
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                 181,897,633      1,834,590
---------------------------------------------------------------------------------------------------------------
   End of Year (including Undistributed Net Investment Income
   of $1,750 and $40,657 for 1995 and 1994, respectively)                           $277,139,890   $181,897,633
===============================================================================================================

              See Notes to Financial Statements on Pages 19 and 20

                    BT INVESTMENT EQUITY 500 INDEX FUND                        7
                    ------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods presented for the BT Investment Equity 500 Index Fund.

----------------------------------------------------------------------------------------------------------
                                                      For the year ended December 31,    December 31, 1992
                                                      -------------------------------        (Commencement
                                                       1995         1994        1993        of Operations)
----------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

Net Asset Value, Beginning of Period                  $10.36      $10.57      $10.00                $10.00
                                                      ------      ------      ------                ------
Income from Investment Operations
  Net Investment Income                                 0.29        0.22        0.24                   --
  Net Realized and Unrealized Gain (Loss) on
    Securities and Futures Transactions                 3.53       (0.10)       0.71                   --
                                                      ------      ------      ------                ------
  Total from Investment Operations                      3.82        0.12        0.95                   --
                                                      ------      ------      ------                ------
Distributions from
  Net Investment Income                                (0.29)      (0.22)      (0.24)                  --
  Net Realized Gain from
    Securities and Futures Transactions                (0.07)      (0.11)      (0.14)                  --
                                                      ------      ------      ------                ------
  Total Distributions                                  (0.36)      (0.33)      (0.38)                  --
                                                      ------      ------      ------                ------
Net Asset Value, End of Period                        $13.82      $10.36      $10.57                $10.00
                                                      ======      ======      ======                ======

TOTAL INVESTMENT RETURN                               37.15%       1.15%       9.53%                   --

RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
  Net Assets                                           2.38%       2.68%       2.53%                   --
Ratio of Expenses to Average Net Assets, Including
  Expenses of the Equity 500 Index Portfolio           0.25%       0.25%       0.25%                   --
Decrease Reflected in Above Expense Ratio Due
  to Absorption of Expenses by Bankers Trust           0.23%       0.29%       1.82%                   --

Net Assets, End of Period (000's omitted)           $277,140    $181,898      $1,835               $   100

              See Notes to Financial Statements on Pages 19 and 20

                    EQUITY 500 INDEX PORTFOLIO                                 8
                    ------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
===============================================================================================================
December 31, 1995

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $882,615,151)                                                     $1,094,348,578
---------------------------------------------------------------------------------------------------------------
   Cash                                                                                                 123,298
---------------------------------------------------------------------------------------------------------------
   Dividends and Interest Receivable                                                                  1,956,933
---------------------------------------------------------------------------------------------------------------
   Variation Margin Receivable                                                                           20,521
---------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                             6,237
---------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                   1,096,455,567
---------------------------------------------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                  88,584
---------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                  15,605,707
---------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                            25,250
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                 15,719,541
---------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                       $1,080,736,026
===============================================================================================================

COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                               $  869,029,224
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities and Futures Contracts                                  211,706,802
---------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                    $1,080,736,026
===============================================================================================================

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                 9
                    ------------------------------------------------------------

STATEMENT OF OPERATIONS
===============================================================================================================
For the year ended December 31, 1995

---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------
   Dividends (net of foreign withholding taxes of $126,152)                          $18,799,153
---------------------------------------------------------------------------------------------------------------
   Interest                                                                            1,396,877
---------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                         $ 20,196,030
---------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------
   Advisory                                                                              770,530
---------------------------------------------------------------------------------------------------------------
   Administration and Services                                                           385,265
---------------------------------------------------------------------------------------------------------------
   Professional                                                                           26,713
---------------------------------------------------------------------------------------------------------------
   Trustees                                                                                1,868
---------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                           4,968
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                      1,189,344
---------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                             (418,814)       770,530
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                19,425,500
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FUTURES
---------------------------------------------------------------------------------------------------------------
   Net Realized Loss from Securities Transactions                                                      (275,120)
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Futures Transactions                                                        4,963,019
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                        212,730,076
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Depreciation on Futures Contracts                                                      (4,393)
---------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES AND FUTURES                                          217,413,582
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $236,839,082
===============================================================================================================

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                10
                    ------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                         For the        For the
                                                                                      year ended     year ended
                                                                                        December       December
                                                                                        31, 1995       31, 1994
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                          $   19,425,500   $ 12,177,697
---------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities and Futures Transactions                   4,687,899       (483,667)
---------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities
     and Futures Contracts                                                           212,725,683     (4,936,075)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                        236,839,082      6,757,955
---------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                                    474,637,337    529,295,851
---------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                                       (190,511,921)  (128,087,609)
---------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                              284,125,416    401,208,242
---------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE IN NET ASSETS                                                      520,964,498    407,966,197
===============================================================================================================

NET ASSETS
---------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                                 559,771,528    151,805,331
---------------------------------------------------------------------------------------------------------------
   End of Year                                                                    $1,080,736,026   $559,771,528
===============================================================================================================

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods presented for the Equity 500 Index Portfolio.

---------------------------------------------------------------------------------------------------------------
                                                          For the year ended December 31,     December 31, 1992
                                                        -----------------------------------       (Commencement
                                                        1995           1994            1993      of Operations)
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to
  Average Net Assets                                   2.52%          2.84%           2.67%                --

Ratio of Expenses to Average Net Assets                0.10%          0.10%           0.10%                --

Decrease Reflected in Above Ratio
  of Expenses to Average Net Assets
  Due to Absorption of Expenses
  by Bankers Trust                                     0.05%          0.06%           0.10%                --

Portfolio Turnover Rate                                   6%            21%             31%                --

Net Assets, End of Period
  (000's omitted)                                 $1,080,736       $559,772        $151,805              $9,435

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                11
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
               COMMON STOCKS - 98.43%
--------------------------------------------------------------------------------
               AEROSPACE - 2.13%
--------------------------------------------------------------------------------
      81,042   Boeing                                                $ 6,351,667
--------------------------------------------------------------------------------
      11,222   General Dynamics                                          663,501
--------------------------------------------------------------------------------
      47,610   Lockheed Martin                                         3,761,190
--------------------------------------------------------------------------------
      32,272   Loral                                                   1,141,622
--------------------------------------------------------------------------------
      27,588   McDonnell Douglas                                       2,538,096
--------------------------------------------------------------------------------
       8,479   Northrop Grumman                                          542,656
--------------------------------------------------------------------------------
      54,914   Raytheon                                                2,594,686
--------------------------------------------------------------------------------
      49,424   Rockwell International                                  2,613,294
--------------------------------------------------------------------------------
      29,706   United Technologies                                     2,818,357
--------------------------------------------------------------------------------
                                                                      23,025,069
================================================================================
               AIRLINES - 0.30%
--------------------------------------------------------------------------------
      19,202   AMR (a)                                                 1,425,749
--------------------------------------------------------------------------------
      13,349   Delta Air Lines                                           986,157
--------------------------------------------------------------------------------
      31,900   Southwest Airlines                                        741,675
--------------------------------------------------------------------------------
       9,015   USAir Group (a)                                           119,449
--------------------------------------------------------------------------------
                                                                       3,273,030
================================================================================
               APPAREL, TEXTILES - 0.61%
--------------------------------------------------------------------------------
       1,493   Brown Group                                                21,275
--------------------------------------------------------------------------------
      18,003   Charming Shoppes                                           51,759
--------------------------------------------------------------------------------
      56,714   Coming                                                  1,814,848
--------------------------------------------------------------------------------
      10,300   Fruit of the Loom (a)                                     251,063
--------------------------------------------------------------------------------
      17,603   Liz Clairborne                                            488,483
--------------------------------------------------------------------------------
      20,919   Melville                                                  643,259
--------------------------------------------------------------------------------
      22,724   Nike, CI. B                                             1,582,159
--------------------------------------------------------------------------------
      18,229   Reebok International Ltd.                                 514,969
--------------------------------------------------------------------------------
       4,611   Russell                                                   127,955
--------------------------------------------------------------------------------
       8,204   Spring Industries, Cl. A                                  339,441
--------------------------------------------------------------------------------
       6,749   Stride Rite                                                50,617
--------------------------------------------------------------------------------
      14,515   V F                                                       765,666
--------------------------------------------------------------------------------
                                                                       6,651,494
================================================================================
               AUTO RELATED - 2.45%
--------------------------------------------------------------------------------
      90,751   Chrysler                                                5,025,337
--------------------------------------------------------------------------------
      13,734   Cummins Engine                                            508,158
--------------------------------------------------------------------------------
      16,874   Dana                                                      493,565
--------------------------------------------------------------------------------
      20,082   Eaton                                                   1,076,897
--------------------------------------------------------------------------------
       9,844   Echlin                                                    359,306
--------------------------------------------------------------------------------
     253,064   Ford Motor                                              7,338,856
--------------------------------------------------------------------------------
     176,084   General Motors                                          9,310,441
--------------------------------------------------------------------------------
      23,284   Genuine Parts                                             954,644
--------------------------------------------------------------------------------
      12,690   PACCAR                                                    534,566
--------------------------------------------------------------------------------
      12,343   Parker-Hannifin                                           422,748
--------------------------------------------------------------------------------
      11,448   Timken                                                    437,886
--------------------------------------------------------------------------------
                                                                      26,462,404
================================================================================
               BANKS - 5.89%
--------------------------------------------------------------------------------
      24,034   Ahmanson (H.F.) & Company                                 636,901
--------------------------------------------------------------------------------
      94,559   Banc One                                                3,569,602
--------------------------------------------------------------------------------
      26,567   Bank of Boston                                          1,228,724
--------------------------------------------------------------------------------
      49,900   Bank of New York                                        2,432,625
--------------------------------------------------------------------------------
      88,536   BankAmerica                                             5,732,706
--------------------------------------------------------------------------------
      19,397   Barnett Banks                                           1,144,423
--------------------------------------------------------------------------------
      30,754   Boatmen's Bancshares                                    1,257,070
--------------------------------------------------------------------------------
      44,294   Chase Manhattan                                         2,685,324
--------------------------------------------------------------------------------
      60,855   Chemical Banking                                        3,575,231
--------------------------------------------------------------------------------
     101,166   Citicorp                                                6,803,414
--------------------------------------------------------------------------------
      25,400   Comerica                                                1,019,175
--------------------------------------------------------------------------------
      27,064   Corestates Financial                                    1,025,049
--------------------------------------------------------------------------------
      76,036   First Chicago NBD                                       3,003,422
--------------------------------------------------------------------------------
      13,354   First Fidelity Bancorp                                  1,006,558
--------------------------------------------------------------------------------
      18,772   First Interstate Bancorp                                2,562,378
--------------------------------------------------------------------------------
      30,923   First Union                                             1,720,092
--------------------------------------------------------------------------------
      10,817   Golden West Financial                                     597,639
--------------------------------------------------------------------------------
      31,984   Great Western Financial                                   815,592
--------------------------------------------------------------------------------
      58,200   KeyCorp                                                 2,109,750
--------------------------------------------------------------------------------
      35,262   Mellon Bank                                             1,895,332
--------------------------------------------------------------------------------
      45,660   Morgan (J. P.)                                          3,664,215
--------------------------------------------------------------------------------
      31,200   National City                                           1,033,500
--------------------------------------------------------------------------------
      65,326   NationsBank                                             4,548,323
--------------------------------------------------------------------------------
      86,908   Norwest                                                 2,867,964
--------------------------------------------------------------------------------
      25,080   Suntrust Banks                                          1,717,980
--------------------------------------------------------------------------------
      21,388   U.S. Bancorp                                              719,171
--------------------------------------------------------------------------------
      37,500   Wachovia                                                1,715,625
--------------------------------------------------------------------------------
      11,922   Wells Fargo                                             2,575,152
--------------------------------------------------------------------------------
                                                                      63,662,937
================================================================================
               BEVERAGES - 3.66%
--------------------------------------------------------------------------------
      60,640   Anheuser-Busch                                          4,055,300
--------------------------------------------------------------------------------
       8,219   Brown Forman, Cl. B                                       299,993
--------------------------------------------------------------------------------
     292,611   Coca-Cola                                              21,726,367
--------------------------------------------------------------------------------
       6,168   Coors (Adolph), Cl. B                                     136,467
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                12
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
     184,847   PepsiCo                                               $10,328,326
--------------------------------------------------------------------------------
      86,037   Seagram, ADR                                            2,979,031
--------------------------------------------------------------------------------
                                                                      39,525,484
================================================================================
               BUILDING & CONSTRUCTION - 0.76%
--------------------------------------------------------------------------------
       8,483   Armstrong World Industries                                525,946
--------------------------------------------------------------------------------
       5,990   Centex                                                    208,152
--------------------------------------------------------------------------------
       3,311   Crane                                                     122,093
--------------------------------------------------------------------------------
       6,906   Fleetwood Enterprises                                     177,829
--------------------------------------------------------------------------------
     112,951   Home Depot                                              5,407,529
--------------------------------------------------------------------------------
      32,311   Masco                                                   1,013,758
--------------------------------------------------------------------------------
       8,650   Owens-Corning Fiberglas (a)                               388,169
--------------------------------------------------------------------------------
       6,565   Stanley Works                                             338,098
--------------------------------------------------------------------------------
                                                                       8,181,574
================================================================================
               BUILDING, FOREST PRODUCTS - 0.59%
--------------------------------------------------------------------------------
       8,203   Boise Cascade                                             284,029
--------------------------------------------------------------------------------
      25,028   Champion International                                  1,051,176
--------------------------------------------------------------------------------
      23,001   Georgia-Pacific                                         1,578,444
--------------------------------------------------------------------------------
       8,977   Johnson Controls                                          617,169
--------------------------------------------------------------------------------
       2,045   Kaufman & Broad Home                                       30,419
--------------------------------------------------------------------------------
      19,858   Louisiana Pacific                                         481,556
--------------------------------------------------------------------------------
       4,901   Potlatch                                                  196,040
--------------------------------------------------------------------------------
      49,294   Weyerhaeuser                                            2,131,966
--------------------------------------------------------------------------------
                                                                       6,370,799
================================================================================
               CHEMICALS & TOXIC WASTE - 3.31%
--------------------------------------------------------------------------------
      24,304   Air Products & Chemical                                 1,282,036
--------------------------------------------------------------------------------
      63,540   Amgen (a)                                               3,772,687
--------------------------------------------------------------------------------
      62,276   Dow Chemical                                            4,382,673
--------------------------------------------------------------------------------
     130,396   Du Pont (E.I.) de Nemours                               9,111,420
--------------------------------------------------------------------------------
      20,581   Eastman Chemical                                        1,288,885
--------------------------------------------------------------------------------
       6,050   FMC (a)                                                   409,131
--------------------------------------------------------------------------------
      24,349   Grace (W.R.)                                            1,439,635
--------------------------------------------------------------------------------
      12,296   Great Lakes Chemical                                      885,312
--------------------------------------------------------------------------------
      26,314   Hercules                                                1,483,452
--------------------------------------------------------------------------------
      18,506   Mallinckrodt Group                                        600,260
--------------------------------------------------------------------------------
      27,844   Monsanto                                                3,410,890
--------------------------------------------------------------------------------
      32,006   Morton International                                    1,148,215
--------------------------------------------------------------------------------
      12,325   Nalco Chemical                                            371,291
--------------------------------------------------------------------------------
      49,442   PPG Industries                                          2,261,971
--------------------------------------------------------------------------------
      29,315   Praxair                                                   985,717
--------------------------------------------------------------------------------
       8,438   Raychem                                                   479,911
--------------------------------------------------------------------------------
      12,159   Rohm & Haas                                               782,736
--------------------------------------------------------------------------------
       7,500   Sigma-Aldrich                                             371,250
--------------------------------------------------------------------------------
      35,317   Union Carbide                                           1,324,388
--------------------------------------------------------------------------------
                                                                      35,791,860
================================================================================
               COMPUTER SERVICES - 0.84%
--------------------------------------------------------------------------------
      40,100   3Com (a)                                                1,869,662
--------------------------------------------------------------------------------
      34,856   Automatic Data Processing                               2,588,058
--------------------------------------------------------------------------------
      18,000   Cabletron Systems (a)                                   1,458,000
--------------------------------------------------------------------------------
      12,602   Ceridian (a)                                              519,832
--------------------------------------------------------------------------------
      45,600   CUC International (a)                                   1,556,100
--------------------------------------------------------------------------------
      41,300   Silicon Graphics (a)                                    1,135,750
--------------------------------------------------------------------------------
                                                                       9,127,402
================================================================================
               COMPUTER SOFTWARE - 2.29%
--------------------------------------------------------------------------------
      64,900   Cisco Systems (a)                                       4,843,162
--------------------------------------------------------------------------------
      58,567   Computer Associates International                       3,330,998
--------------------------------------------------------------------------------
     138,700   Microsoft (a)                                          12,170,925
--------------------------------------------------------------------------------
     103,436   Oracle Systems (a)                                      4,383,101
--------------------------------------------------------------------------------
                                                                      24,728,186
================================================================================
               CONTAINERS - 0.22%
--------------------------------------------------------------------------------
      11,015   Avery Dennison                                            552,127
--------------------------------------------------------------------------------
       3,054   Ball                                                       83,985
--------------------------------------------------------------------------------
      23,850   Crown Cork & Seal (a)                                     995,738
--------------------------------------------------------------------------------
      21,649   Stone Container                                           311,204
--------------------------------------------------------------------------------
      11,022   Temple-Inland                                             486,346
--------------------------------------------------------------------------------
                                                                       2,429,400
================================================================================
               COSMETICS & TOILETRIES - 0.73%
--------------------------------------------------------------------------------
       1,599   Alberto-Culver, CI. B                                      54,965
--------------------------------------------------------------------------------
      17,314   Avon Products                                           1,305,043
--------------------------------------------------------------------------------
     105,008   Gillette                                                5,473,542
--------------------------------------------------------------------------------
      20,987   International Flavors & Fragrance                       1,007,376
--------------------------------------------------------------------------------
                                                                       7,840,926
================================================================================
               DIVERSIFIED - 1.06%
--------------------------------------------------------------------------------
      25,400   Loews                                                   1,990,725
--------------------------------------------------------------------------------
      99,078   Minnesota Mining & Manufacturing                        6,563,917
--------------------------------------------------------------------------------
       4,781   NAACO Industries, CI. A                                   265,345
--------------------------------------------------------------------------------
      19,064   Pall                                                      512,345
--------------------------------------------------------------------------------
      13,420   Supervalu                                                 422,730
--------------------------------------------------------------------------------
       8,857   Teledyne                                                  226,961
--------------------------------------------------------------------------------
      22,003   Textron                                                 1,485,203
--------------------------------------------------------------------------------
                                                                      11,467,226
================================================================================
               DRUGS - 6.79%
--------------------------------------------------------------------------------
     186,122   Abbott Laboratories                                     7,770,594
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                13
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      73,683   American Home Products                                $ 7,147,251
--------------------------------------------------------------------------------
     118,989   Bristol-Myers Squibb                                   10,218,180
--------------------------------------------------------------------------------
     129,970   Lilly (Eli)                                             7,310,813
--------------------------------------------------------------------------------
     287,497   Merck & Co.                                            18,902,928
--------------------------------------------------------------------------------
     149,404   Pfizer                                                  9,412,452
--------------------------------------------------------------------------------
     119,632   Pharmacia & Upjohn                                      4,635,740
--------------------------------------------------------------------------------
      87,258   Schering-Plough                                         4,777,375
--------------------------------------------------------------------------------
      32,543   Warner-Lambert                                          3,160,739
--------------------------------------------------------------------------------
                                                                      73,336,072
================================================================================
               ELECTRICAL EQUIPMENT - 4.22%
--------------------------------------------------------------------------------
     389,222   General Electric                                       28,023,984
--------------------------------------------------------------------------------
       8,272   General Signal                                            267,806
--------------------------------------------------------------------------------
      10,765   Grainger (W.W.)                                           713,181
--------------------------------------------------------------------------------
     120,070   Hewlett-Packard                                        10,055,863
--------------------------------------------------------------------------------
      29,123   ITT (a)                                                 1,543,519
--------------------------------------------------------------------------------
      30,523   ITT Hartford Group (a)                                  1,476,550
--------------------------------------------------------------------------------
      27,823   ITT Industries                                            667,752
--------------------------------------------------------------------------------
      33,832   Tyco International                                      1,205,265
--------------------------------------------------------------------------------
     102,910   Westinghouse Electric                                   1,698,015
--------------------------------------------------------------------------------
                                                                      45,651,935
================================================================================
               ELECTRONICS - 3.64%
--------------------------------------------------------------------------------
      29,841   Advanced Micro Devices                                    492,377
--------------------------------------------------------------------------------
      53,373   AMP                                                     2,048,189
--------------------------------------------------------------------------------
      43,900   Applied Materials (a)                                   1,728,562
--------------------------------------------------------------------------------
      26,690   DSC Communications (a)                                  1,094,819
--------------------------------------------------------------------------------
      53,400   Emerson Electric                                        4,365,450
--------------------------------------------------------------------------------
       7,771   Harris                                                    424,491
--------------------------------------------------------------------------------
     192,514   Intel                                                  10,925,169
--------------------------------------------------------------------------------
      33,100   LSI Logic (a)                                           1,084,025
--------------------------------------------------------------------------------
      50,500   Micron Technology                                       2,001,062
--------------------------------------------------------------------------------
     139,042   Motorola                                                7,925,394
--------------------------------------------------------------------------------
      33,226   National Semiconductor (a)                                739,279
--------------------------------------------------------------------------------
      61,501   Northern Telecom                                        2,644,543
--------------------------------------------------------------------------------
       6,125   Perkin-Elmer                                              231,219
--------------------------------------------------------------------------------
      11,938   Scientific-Atlanta                                        179,070
--------------------------------------------------------------------------------
       3,738   Tektronix                                                 183,629
--------------------------------------------------------------------------------
      45,828   Texas Instruments                                       2,371,599
--------------------------------------------------------------------------------
       3,500   Thomas & Betts                                            258,125
--------------------------------------------------------------------------------
       6,027   Trinova                                                   172,523
--------------------------------------------------------------------------------
       8,459   Western Atlas (a)                                         427,180
--------------------------------------------------------------------------------
                                                                      39,296,705
================================================================================
               ENVIRONMENTAL CONTROL - 0.52%
--------------------------------------------------------------------------------
      53,035   Browning-Ferris Industries                              1,564,532
--------------------------------------------------------------------------------
      41,100   Laidlaw, CI. B                                            421,275
--------------------------------------------------------------------------------
       7,326   Safety-Kleen                                              114,469
--------------------------------------------------------------------------------
     116,658   WMX Technologies                                        3,485,158
--------------------------------------------------------------------------------
                                                                       5,585,434
================================================================================
               FINANCIAL SERVICES - 3.84%
--------------------------------------------------------------------------------
     114,966   American Express                                        4,756,718
--------------------------------------------------------------------------------
       9,652   Beneficial                                                450,024
--------------------------------------------------------------------------------
      41,374   Dean Witter, Discover                                   1,944,578
--------------------------------------------------------------------------------
      43,256   Federal Home Loan Mortgage                              3,611,876
--------------------------------------------------------------------------------
      64,141   Federal National Mortgage                               7,961,502
--------------------------------------------------------------------------------
      31,900   First Bank System                                       1,583,037
--------------------------------------------------------------------------------
      53,400   First Data                                              3,571,125
--------------------------------------------------------------------------------
      63,544   Fleet Financial Group                                   2,589,447
--------------------------------------------------------------------------------
      24,558   Household International                                 1,451,992
--------------------------------------------------------------------------------
      36,030   MBNA                                                    1,328,606
--------------------------------------------------------------------------------
      42,838   Merrill Lynch                                           2,184,738
--------------------------------------------------------------------------------
      19,400   Morgan Stanley Group                                    1,564,125
--------------------------------------------------------------------------------
      78,033   PNC Banc Corp                                           2,516,564
--------------------------------------------------------------------------------
       9,300   Republic New York                                         577,763
--------------------------------------------------------------------------------
      19,033   Salomon                                                   675,672
--------------------------------------------------------------------------------
      75,073   Travelers Group                                         4,720,215
--------------------------------------------------------------------------------
                                                                      41,487,982
================================================================================
               FOOD SERVICE, LODGING - 0.94%
--------------------------------------------------------------------------------
      29,419   Darden Restaurants                                        349,351
--------------------------------------------------------------------------------
      11,912   Hilton Hotels                                             732,588
--------------------------------------------------------------------------------
       6,851   Luby's Cafeterias                                         152,435
--------------------------------------------------------------------------------
      26,590   Marriott International                                  1,017,068
--------------------------------------------------------------------------------
     163,914   McDonald's                                              7,396,619
--------------------------------------------------------------------------------
      21,182   Ryan's Family Steak House (a)                             148,274
--------------------------------------------------------------------------------
       4,809   Shoney's (a)                                               49,292
--------------------------------------------------------------------------------
      16,162   Wendy's International                                     343,442
--------------------------------------------------------------------------------
                                                                      10,189,069
================================================================================
               FOODS - 3.42%
--------------------------------------------------------------------------------
     129,055   Archer-Daniels-Midland                                  2,322,990
--------------------------------------------------------------------------------
      56,169   Campbell Soup                                           3,370,140
--------------------------------------------------------------------------------
      54,716   ConAgra                                                 2,257,035
--------------------------------------------------------------------------------
      33,430   CPC International                                       2,294,134
--------------------------------------------------------------------------------
      38,719   General Mills                                           2,236,022
--------------------------------------------------------------------------------
      89,075   Heinz (H.J.)                                            2,950,609
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                14
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      14,197   Hershey Foods                                         $   922,805
--------------------------------------------------------------------------------
      49,707   Kellogg                                                 3,839,866
--------------------------------------------------------------------------------
      21,800   Pioneer Hi-Bred International                           1,212,625
--------------------------------------------------------------------------------
      17,396   Premark International                                     880,672
--------------------------------------------------------------------------------
      34,384   Quaker Oats                                             1,186,248
--------------------------------------------------------------------------------
      23,005   Ralston Purina Group                                    1,434,937
--------------------------------------------------------------------------------
     115,687   Sara Lee                                                3,687,523
--------------------------------------------------------------------------------
      40,410   Sysco                                                   1,313,325
--------------------------------------------------------------------------------
      37,917   Unilever N.V., ADR                                      5,336,818
--------------------------------------------------------------------------------
      18,127   Whitman                                                   421,453
--------------------------------------------------------------------------------
      24,192   Wrigley (Wm) Jr.                                        1,270,080
--------------------------------------------------------------------------------
                                                                      36,937,282
================================================================================
               FOREST PRODUCTS & PAPER - 1.11%
--------------------------------------------------------------------------------
       5,731   Bemis                                                     146,857
--------------------------------------------------------------------------------
      13,133   Federal Paper Board                                       681,275
--------------------------------------------------------------------------------
      61,928   International Paper                                     2,345,523
--------------------------------------------------------------------------------
      13,835   James River                                               333,769
--------------------------------------------------------------------------------
      65,965   Kimberly-Clark                                          5,458,640
--------------------------------------------------------------------------------
      13,751   Mead                                                      718,490
--------------------------------------------------------------------------------
      17,703   Union Camp                                                843,106
--------------------------------------------------------------------------------
      23,560   Westvaco                                                  653,790
--------------------------------------------------------------------------------
      13,700   Willamette Industries                                     770,625
--------------------------------------------------------------------------------
                                                                      11,952,075
================================================================================
               HOSPITAL SUPPLIES & HEALTHCARE - 3.30%
--------------------------------------------------------------------------------
       9,501   Allergan                                                  308,783
--------------------------------------------------------------------------------
      14,634   Alza, CI. A (a)                                           362,192
--------------------------------------------------------------------------------
       9,477   Bard (C.R.)                                               305,633
--------------------------------------------------------------------------------
      11,023   Bausch & Lomb                                             436,786
--------------------------------------------------------------------------------
      65,963   Baxter International                                    2,762,200
--------------------------------------------------------------------------------
       14866   Becton, Dickinson                                       1,114,950
--------------------------------------------------------------------------------
      22,582   Beverly Enterprises (a)                                   239,934
--------------------------------------------------------------------------------
      17,050   Blomet (a)                                                304,769
--------------------------------------------------------------------------------
      34,900   Boston Scientific (a)                                   1,710,100
--------------------------------------------------------------------------------
     105,515   Columbia/HCA Healthcare                                 5,354,886
--------------------------------------------------------------------------------
       6,417   Community Psychiatric Centers                              78,608
--------------------------------------------------------------------------------
      41,600   Humana (a)                                              1,138,800
--------------------------------------------------------------------------------
     151,548   Johnson & Johnson                                      12,976,297
--------------------------------------------------------------------------------
       9,160   Manor Care                                                320,600
--------------------------------------------------------------------------------
      55,852   Medtronic                                               3,120,731
--------------------------------------------------------------------------------
       7,374   Shared Medical Systems                                    400,961
--------------------------------------------------------------------------------
      18,919   St. Jude Medical (a)                                      813,517
--------------------------------------------------------------------------------
      42,510   Tenet Healthcare (a)                                      882,083
--------------------------------------------------------------------------------
      42,200   United Healthcare                                       2,764,100
--------------------------------------------------------------------------------
      10,248   U.S. Surgical                                             219,051
--------------------------------------------------------------------------------
                                                                      35,614,981
================================================================================
               HOUSEHOLD FURNISHINGS - 0.18%
--------------------------------------------------------------------------------
      17,512   Maytag                                                    354,618
--------------------------------------------------------------------------------
      28,958   Newell                                                    749,288
--------------------------------------------------------------------------------
      16,439   Whirlpool                                                 875,377
--------------------------------------------------------------------------------
                                                                       1,979,283
================================================================================
               HOUSEHOLD PRODUCTS - 0.08%
--------------------------------------------------------------------------------
      35,502   Rubbermaid                                                905,301
================================================================================
               INSURANCE - 3.25%
--------------------------------------------------------------------------------
      28,013   Aetna Life & Casualty                                   1,939,900
--------------------------------------------------------------------------------
       7,509   Alexander & Alexander Services                            142,671
--------------------------------------------------------------------------------
     107,250   Allstate                                                4,410,656
--------------------------------------------------------------------------------
      45,554   American General                                        1,588,696
--------------------------------------------------------------------------------
     111,167   American International Group                           10,282,947
--------------------------------------------------------------------------------
      21,336   Chubb                                                   2,064,258
--------------------------------------------------------------------------------
      18,633   CIGNA                                                   1,923,857
--------------------------------------------------------------------------------
      19,678   General Re                                              3,050,090
--------------------------------------------------------------------------------
      15,577   Jefferson-Pilot                                           724,354
--------------------------------------------------------------------------------
      22,110   Lincoln National                                        1,188,413
--------------------------------------------------------------------------------
      14,262   Marsh & McLennan                                        1,265,753
--------------------------------------------------------------------------------
      19,298   Providian                                                 786,394
--------------------------------------------------------------------------------
      34,202   SAFECO                                                  1,179,969
--------------------------------------------------------------------------------
      16,530   St. Paul                                                  919,481
--------------------------------------------------------------------------------
      12,134   Torchmark                                                 549,064
--------------------------------------------------------------------------------
      13,500   UNUM                                                      742,500
--------------------------------------------------------------------------------
      13,917   USF & G                                                   234,849
--------------------------------------------------------------------------------
      13,030   USLIFE                                                    389,271
--------------------------------------------------------------------------------
      38,000   U.S. HealthCare                                         1,767,000
--------------------------------------------------------------------------------
                                                                      35,150,123
================================================================================
               LEISURE RELATED - 1.11%
--------------------------------------------------------------------------------
      20,114   American Greetings                                        555,649
--------------------------------------------------------------------------------
       4,093   Bally Entertainment (a)                                    57,302
--------------------------------------------------------------------------------
      21,442   Brunswick                                                 514,608
--------------------------------------------------------------------------------
     123,173   Disney (Walt)                                           7,267,207
--------------------------------------------------------------------------------
      15,839   Handleman                                                  91,074
--------------------------------------------------------------------------------
      13,239   Harcourt General                                          554,383
--------------------------------------------------------------------------------
      25,815   Harrah's Entertainment (a)                                626,014
--------------------------------------------------------------------------------
      17,825   Hasbro                                                    552,575
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                15
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
       1,239   Jostens                                               $    30,046
--------------------------------------------------------------------------------
      55,052   Mattel                                                  1,692,849
--------------------------------------------------------------------------------
       3,618   Outboard Marine                                            73,717
--------------------------------------------------------------------------------
                                                                      12,015,424
================================================================================
               MACHINERY - 1.63%
--------------------------------------------------------------------------------
      67,906   AlliedSignal                                            3,225,535
--------------------------------------------------------------------------------
      16,271   Black & Decker                                            573,553
--------------------------------------------------------------------------------
      11,182   Briggs & Stratton                                         485,019
--------------------------------------------------------------------------------
      48,282   Caterpillar                                             2,836,568
--------------------------------------------------------------------------------
       3,647   Cincinnati Milacron                                        95,734
--------------------------------------------------------------------------------
      23,148   Cooper Industries                                         850,689
--------------------------------------------------------------------------------
      64,323   Deere                                                   2,267,386
--------------------------------------------------------------------------------
      22,404   Dover                                                     826,147
--------------------------------------------------------------------------------
      46,882   Dresser Industries                                      1,142,749
--------------------------------------------------------------------------------
      20,230   Echo Bay Mines Ltd.                                       209,886
--------------------------------------------------------------------------------
      16,847   Giddings & Lewis                                          277,975
--------------------------------------------------------------------------------
       5,522   Harnischfeger Industries                                  183,606
--------------------------------------------------------------------------------
      25,596   Illinois Tool Works                                     1,510,164
--------------------------------------------------------------------------------
      23,431   Ingersoll-Rand                                            823,014
--------------------------------------------------------------------------------
       6,992   Millipore                                                 287,546
--------------------------------------------------------------------------------
      11,958   Navistar International (a)                                125,559
--------------------------------------------------------------------------------
       7,196   Snap-On                                                   325,619
--------------------------------------------------------------------------------
      17,586   TRW                                                     1,362,915
--------------------------------------------------------------------------------
       7,262   Varity (a)                                                269,602
--------------------------------------------------------------------------------
                                                                      17,679,266
================================================================================
               METALS - 1.58%
--------------------------------------------------------------------------------
      52,336   Alcan Aluminium                                         1,628,958
--------------------------------------------------------------------------------
      43,300   Aluminum Company of America                             2,289,488
--------------------------------------------------------------------------------
      15,835   Armco (a)                                                  93,031
--------------------------------------------------------------------------------
       8,049   ASARCO                                                    257,568
--------------------------------------------------------------------------------
      86,100   Barrick Gold                                            2,270,887
--------------------------------------------------------------------------------
      19,749   Bethlehem Steel (a)                                       276,486
--------------------------------------------------------------------------------
      20,994   Cyprus Amax Minerals                                      548,468
--------------------------------------------------------------------------------
      24,108   Engelhard                                                 524,349
--------------------------------------------------------------------------------
      34,600   Freeport-McMoran Copper & Gold                            973,125
--------------------------------------------------------------------------------
      24,843   Homestake Mining                                          388,172
--------------------------------------------------------------------------------
      26,166   Inco Ltd.                                                 870,019
--------------------------------------------------------------------------------
       6,103   Inland Steel Industries                                   153,338
--------------------------------------------------------------------------------
      22,334   Newmont Mining                                          1,010,613
--------------------------------------------------------------------------------
      22,194   Nucor                                                   1,267,832
--------------------------------------------------------------------------------
       5,831   Ogden                                                     124,638
--------------------------------------------------------------------------------
      17,808   Phelps Dodge                                            1,108,548
--------------------------------------------------------------------------------
      59,804   Placer Dome                                             1,442,772
--------------------------------------------------------------------------------
      12,749   Reynolds Metals                                           721,912
--------------------------------------------------------------------------------
      21,408   Santa Fe Pacific Gold                                     259,572
--------------------------------------------------------------------------------
      18,977   USX-U.S. Steel Group                                      583,543
--------------------------------------------------------------------------------
      13,179   Worthington Industries                                    274,288
--------------------------------------------------------------------------------
                                                                      17,067,607
================================================================================
               OFFICE EQUIPMENT & COMPUTERS - 2.94%
--------------------------------------------------------------------------------
      23,262   Alco Standard                                           1,061,329
--------------------------------------------------------------------------------
      37,057   Amdahl (a)                                                314,984
--------------------------------------------------------------------------------
      31,742   Apple Computer                                          1,011,776
--------------------------------------------------------------------------------
      14,114   Autodesk                                                  483,404
--------------------------------------------------------------------------------
      63,913   Compaq Computer (a)                                     3,067,824
--------------------------------------------------------------------------------
       9,286   Computer Sciences (a)                                     652,341
--------------------------------------------------------------------------------
       5,068   Cray Research (a)                                         125,433
--------------------------------------------------------------------------------
       6,045   Data General (a)                                           83,119
--------------------------------------------------------------------------------
      36,632   Digital Equipment (a)                                   2,349,027
--------------------------------------------------------------------------------
      25,019   Honeywell                                               1,216,549
--------------------------------------------------------------------------------
       9,046   Intergraph (a)                                            142,475
--------------------------------------------------------------------------------
     131,441   International Business Machines                        12,059,712
--------------------------------------------------------------------------------
      13,879   Moore                                                     258,496
--------------------------------------------------------------------------------
      93,292   Novell (a)                                              1,329,411
--------------------------------------------------------------------------------
      32,898   Pitney Bowes                                            1,546,206
--------------------------------------------------------------------------------
      46,328   Sun Microsystems (a)                                    2,113,715
--------------------------------------------------------------------------------
      21,460   Tandem Computers (a)                                      228,013
--------------------------------------------------------------------------------
      30,099   Unisys (a)                                                169,307
--------------------------------------------------------------------------------
      25,745   Xerox                                                   3,527,065
--------------------------------------------------------------------------------
                                                                      31,740,186
================================================================================
               OIL RELATED - 9.33%
--------------------------------------------------------------------------------
      21,993   Amerada Hess                                            1,165,629
--------------------------------------------------------------------------------
     116,802   Amoco                                                   8,395,144
--------------------------------------------------------------------------------
      11,687   Ashland                                                   410,506
--------------------------------------------------------------------------------
      38,225   Atlantic Richfield                                      4,233,419
--------------------------------------------------------------------------------
      37,144   Baker Hughes                                              905,385
--------------------------------------------------------------------------------
      32,000   Burlington Resources                                    1,256,000
--------------------------------------------------------------------------------
     153,466   Chevron                                                 8,056,965
--------------------------------------------------------------------------------
      19,466   Coastal                                                   725,108
--------------------------------------------------------------------------------
     289,557   Exxon                                                  23,200,755
--------------------------------------------------------------------------------
      19,081   Fluor                                                   1,259,346
--------------------------------------------------------------------------------
       4,738   Foster Wheeler                                            201,365
--------------------------------------------------------------------------------
      28,890   Halliburton                                             1,462,556
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                16
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
       2,808   Helmerich & Payne                                    $     83,538
--------------------------------------------------------------------------------
       9,532   Kerr-McGee                                                605,282
--------------------------------------------------------------------------------
       8,062   Louisiana Land & Exploration                              345,658
--------------------------------------------------------------------------------
       9,187   McDermott International                                   202,114
--------------------------------------------------------------------------------
      92,771   Mobil                                                  10,390,352
--------------------------------------------------------------------------------
      16,728   Noram Energy                                              148,461
--------------------------------------------------------------------------------
      78,914   Occidental Petroleum                                    1,686,787
--------------------------------------------------------------------------------
      16,579   Oryx Energy (a)                                           221,744
--------------------------------------------------------------------------------
       7,654   Pennzoil                                                  323,381
--------------------------------------------------------------------------------
      63,906   Phillips Petroleum                                      2,180,792
--------------------------------------------------------------------------------
      16,500   Rowan (a)                                                 162,938
--------------------------------------------------------------------------------
     125,201   Royal Dutch Petroleum                                  17,668,991
--------------------------------------------------------------------------------
       8,269   Santa Fe Energy Resources (a)                              79,589
--------------------------------------------------------------------------------
      57,681   Schlumberger                                            3,994,409
--------------------------------------------------------------------------------
      18,745   Sun                                                       513,144
--------------------------------------------------------------------------------
      44,234   Tenneco                                                 2,195,112
--------------------------------------------------------------------------------
      62,661   Texaco                                                  4,918,889
--------------------------------------------------------------------------------
      61,137   Unocal                                                  1,780,615
--------------------------------------------------------------------------------
      56,064   USX-Marathon Group                                      1,093,248
--------------------------------------------------------------------------------
      22,012   Williams                                                  965,777
--------------------------------------------------------------------------------
                                                                     100,832,999
================================================================================
               PHOTOGRAPHY & OPTICAL - 0.54%
--------------------------------------------------------------------------------
      81,026   Eastman Kodak                                           5,428,742
--------------------------------------------------------------------------------
       9,282   Polaroid                                                  439,735
--------------------------------------------------------------------------------
                                                                       5,868,477
================================================================================
               PRINTING & PUBLISHING - 1.41%
--------------------------------------------------------------------------------
      13,991   Deluxe                                                    405,739
--------------------------------------------------------------------------------
      17,572   Dow Jones                                                 700,684
--------------------------------------------------------------------------------
      41,179   Dun & Bradstreet                                        2,666,340
--------------------------------------------------------------------------------
      34,296   Gannett                                                 2,104,917
--------------------------------------------------------------------------------
       3,804   Harland (John H.)                                          79,409
--------------------------------------------------------------------------------
      13,863   Knight-Ridder                                             866,438
--------------------------------------------------------------------------------
      13,115   McGraw-Hill                                             1,142,645
--------------------------------------------------------------------------------
       4,736   Meredith                                                  198,320
--------------------------------------------------------------------------------
      17,684   New York Times, Cl. A                                     523,888
--------------------------------------------------------------------------------
      33,252   RR Donnelley & Sons                                     1,309,297
--------------------------------------------------------------------------------
      92,715   Time Warner                                             3,511,581
--------------------------------------------------------------------------------
      28,829   Times Mirror, Cl. A                                       976,582
--------------------------------------------------------------------------------
      12,898   Tribune                                                   788,390
--------------------------------------------------------------------------------
                                                                      15,274,230
================================================================================
               PROFESSIONAL SERVICES - 0.47%
--------------------------------------------------------------------------------
      14,736   Dial                                                      436,554
--------------------------------------------------------------------------------
       7,800   Ecolab                                                    234,000
--------------------------------------------------------------------------------
       8,825   EG&G                                                      214,007
--------------------------------------------------------------------------------
      26,835   H & R Block                                             1,086,818
--------------------------------------------------------------------------------
      14,707   Interpublic Group                                         637,916
--------------------------------------------------------------------------------
       7,526   National Service Industries                               243,654
--------------------------------------------------------------------------------
      26,596   Service Corp International                              1,170,224
--------------------------------------------------------------------------------
      13,743   Transamerica                                            1,001,521
--------------------------------------------------------------------------------
                                                                       5,024,694
================================================================================
               RAILROADS - 1.08%
--------------------------------------------------------------------------------
      34,262   Burlington Northern                                     2,672,436
--------------------------------------------------------------------------------
      20,672   Conrail                                                 1,447,040
--------------------------------------------------------------------------------
      44,432   CSX                                                     2,027,210
--------------------------------------------------------------------------------
      28,051   Norfolk Southern                                        2,226,548
--------------------------------------------------------------------------------
      49,347   Union Pacific                                           3,256,902
--------------------------------------------------------------------------------
                                                                      11,630,136
================================================================================
               REAL ESTATE - 0.04%
--------------------------------------------------------------------------------
      11,666   Pulte                                                     392,269
================================================================================
               RETAIL - 4.03%
--------------------------------------------------------------------------------
      61,902   Albertson's                                             2,035,028
--------------------------------------------------------------------------------
      40,118   American Stores                                         1,073,156
--------------------------------------------------------------------------------
      23,646   Circuit City Stores                                       653,221
--------------------------------------------------------------------------------
      16,936   Dayton Hudson                                           1,270,200
--------------------------------------------------------------------------------
      26,597   Dillard Department Stores, Cl. A                          758,014
--------------------------------------------------------------------------------
      51,000   Federated Department Stores (a)                         1,402,500
--------------------------------------------------------------------------------
      6,2790   Fleming                                                   129,504
--------------------------------------------------------------------------------
      35,907   Gap                                                     1,508,094
--------------------------------------------------------------------------------
      19,193   Giant Food, Cl. A                                         604,579
--------------------------------------------------------------------------------
       5,125   Great Atlantic & Pacific                                  117,875
--------------------------------------------------------------------------------
      54,150   J.C. Penney                                             2,578,894
--------------------------------------------------------------------------------
     123,003   Kmart                                                     891,772
--------------------------------------------------------------------------------
      22,260   Kroger (a)                                                834,750
--------------------------------------------------------------------------------
      89,712   Limited                                                 1,558,746
--------------------------------------------------------------------------------
       6,113   Longs Drug Stores                                         292,660
--------------------------------------------------------------------------------
      37,994   Lowe's                                                  1,272,799
--------------------------------------------------------------------------------
      57,198   May Department Stores                                   2,416,615
--------------------------------------------------------------------------------
       5,830   Mercantile Stores                                         269,637
--------------------------------------------------------------------------------
      18,729   Nordstrom                                                 758,525
--------------------------------------------------------------------------------
       8,612   Pep Boys-Manny, Moe & Jack                                220,683
--------------------------------------------------------------------------------
      44,199   Price/Costco (a)                                          674,035
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                17
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      18,501   Rite Aid                                              $   633,659
--------------------------------------------------------------------------------
      93,209   Sears, Roebuck                                          3,635,151
--------------------------------------------------------------------------------
      16,037   Sherwin-Williams                                          653,508
--------------------------------------------------------------------------------
      11,483   Tandy                                                     476,545
--------------------------------------------------------------------------------
      12,554   TJX                                                       236,957
--------------------------------------------------------------------------------
      68,318   Toys 'R' Us (a)                                         1,485,917
--------------------------------------------------------------------------------
      53,734   Walgreen                                                1,605,303
--------------------------------------------------------------------------------
     537,648   Wal-Mart Stores                                        12,029,874
--------------------------------------------------------------------------------
      31,880   Winn-Dixie Stores                                       1,175,575
--------------------------------------------------------------------------------
      25,222   Woolworth                                                 327,886
--------------------------------------------------------------------------------
                                                                      43,581,662
================================================================================
               SOAPS & TOILETRIES - 1.53%
--------------------------------------------------------------------------------
       9,952   Clorox                                                    712,812
--------------------------------------------------------------------------------
      35,251   Colgate-Palmolive                                       2,476,383
--------------------------------------------------------------------------------
     160,570   Procter & Gamble                                       13,327,310
--------------------------------------------------------------------------------
                                                                      16,516,505
================================================================================
               TELECOMMUNICATIONS - 9.99%
--------------------------------------------------------------------------------
     118,835   Airtouch Communications (a)                             3,357,089
--------------------------------------------------------------------------------
      40,500   Alltel                                                  1,194,750
--------------------------------------------------------------------------------
     130,452   Ameritech                                               7,696,668
--------------------------------------------------------------------------------
       9,123   Andrew (a)                                                348,955
--------------------------------------------------------------------------------
     371,206   AT&T                                                   24,035,588
--------------------------------------------------------------------------------
     103,139   Bell Atlantic                                           6,897,420
--------------------------------------------------------------------------------
     233,032   BellSouth                                              10,136,892
--------------------------------------------------------------------------------
      36,580   Capital Cities/ABC                                      4,513,057
--------------------------------------------------------------------------------
      50,362   Comcast, Cl. A                                            915,959
--------------------------------------------------------------------------------
     227,336   GTE                                                    10,002,784
--------------------------------------------------------------------------------
      10,106   King World Productions (a)                                392,871
--------------------------------------------------------------------------------
     161,420   MCI Communications                                      4,217,097
--------------------------------------------------------------------------------
     101,900   NYNEX                                                   5,502,600
--------------------------------------------------------------------------------
     102,635   Pacific Telesis Group                                   3,451,102
--------------------------------------------------------------------------------
     143,262   SBC Communications                                      8,237,565
--------------------------------------------------------------------------------
      80,582   Sprint                                                  3,213,207
--------------------------------------------------------------------------------
     138,116   Tele-Communications, Cl. A (a)                          2,745,055
--------------------------------------------------------------------------------
      23,400   Tellabs (a)                                               865,800
--------------------------------------------------------------------------------
     114,928   U S West                                                2,183,632
--------------------------------------------------------------------------------
     112,328   U S West Communications Group                           4,015,726
--------------------------------------------------------------------------------
      85,149   Viacom, Cl. B (a)                                       4,033,934
--------------------------------------------------------------------------------
                                                                     107,957,751
================================================================================
               TIRE & RUBBER - 0.22%
--------------------------------------------------------------------------------
       3,926   B.F. Goodrich                                             267,459
--------------------------------------------------------------------------------
      14,951   Cooper Tire & Rubber                                      368,168
--------------------------------------------------------------------------------
      38,036   Goodyear Tire & Rubber                                  1,725,884
--------------------------------------------------------------------------------
                                                                       2,361,511
================================================================================
               TOBACCO - 1.95%
--------------------------------------------------------------------------------
      45,674   American Brands                                         2,038,203
--------------------------------------------------------------------------------
     194,966   Philip Morris                                          17,644,423
--------------------------------------------------------------------------------
      42,107   UST                                                     1,405,321
--------------------------------------------------------------------------------
                                                                      21,087,947
================================================================================
               TRUCKING, SHIPPING - 0.24%
--------------------------------------------------------------------------------
      14,392   Consolidated Freightways                                  381,388
--------------------------------------------------------------------------------
      12,275   Federal Express (a)                                       906,815
--------------------------------------------------------------------------------
       7,338   Pittston Services Group                                   230,230
--------------------------------------------------------------------------------
       7,382   Roadway Services                                          360,796
--------------------------------------------------------------------------------
      25,217   Ryder System                                              624,121
--------------------------------------------------------------------------------
       6,040   Yellow                                                     74,745
--------------------------------------------------------------------------------
                                                                       2,578,095
================================================================================
               UTILITIES - 4.21%
--------------------------------------------------------------------------------
      41,310   American Electric Power                                 1,673,055
--------------------------------------------------------------------------------
      30,625   Baltimore Gas & Electric                                  872,812
--------------------------------------------------------------------------------
      33,228   Carolina Power & Light                                  1,146,366
--------------------------------------------------------------------------------
      36,430   Central & South West                                    1,015,487
--------------------------------------------------------------------------------
      33,122   CINergy                                                 1,014,361
--------------------------------------------------------------------------------
       9,135   Columbia Gas System (a)                                   400,798
--------------------------------------------------------------------------------
      51,536   Consolidated Edison                                     1,649,152
--------------------------------------------------------------------------------
     17,005    Consolidated Natural Gas                                  771,602
--------------------------------------------------------------------------------
      28,276   Detroit Edison                                            975,522
--------------------------------------------------------------------------------
      37,906   Dominion Resources                                      1,563,622
--------------------------------------------------------------------------------
      42,787   Duke Power                                              2,027,034
--------------------------------------------------------------------------------
       4,142   Eastern Enterprises                                       146,005
--------------------------------------------------------------------------------
      62,266   Enron                                                   2,373,891
--------------------------------------------------------------------------------
      11,424   ENSERCH                                                   185,640
--------------------------------------------------------------------------------
      56,607   Entergy                                                 1,655,755
--------------------------------------------------------------------------------
      45,594   FPL Group                                               2,114,422
--------------------------------------------------------------------------------
      23,900   General Public Utilities                                  812,600
--------------------------------------------------------------------------------
      65,556   Houston Industries                                      1,589,733
--------------------------------------------------------------------------------
      43,142   Niagara Mohawk Power                                      415,242
--------------------------------------------------------------------------------
       8,469   NICOR                                                     232,898
--------------------------------------------------------------------------------
      13,644   Northern States Power                                     670,262
--------------------------------------------------------------------------------
      25,584   Ohio Edison                                               601,224
--------------------------------------------------------------------------------
      13,591   ONEOK                                                     310,894
--------------------------------------------------------------------------------
      31,900   P P & L Resources                                         797,500
--------------------------------------------------------------------------------

              See Notes to Financial Statements on Pages 21 and 22

                    EQUITY 500 INDEX PORTFOLIO                                18
                    ------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

SHARES         DESCRIPTION                                                 VALUE
================================================================================
      12,268   Pacific Enterprises                                $      346,571
--------------------------------------------------------------------------------
     101,005   Pacific Gas & Electric                                  2,866,017
--------------------------------------------------------------------------------
      61,689   PacifiCorp                                              1,310,891
--------------------------------------------------------------------------------
      36,958   Panhandle Eastern                                       1,030,204
--------------------------------------------------------------------------------
      46,484   PECO Energy                                             1,400,330
--------------------------------------------------------------------------------
       5,755   People's Energy                                           182,721
--------------------------------------------------------------------------------
      60,394   Public Service Enterprise Group                         1,849,566
--------------------------------------------------------------------------------
     109,570   SCEcorp                                                 1,944,867
--------------------------------------------------------------------------------
      19,710   Sonat                                                     702,169
--------------------------------------------------------------------------------
     158,958   Southern                                                3,914,341
--------------------------------------------------------------------------------
      55,465   Texas Utilities                                         2,280,998
--------------------------------------------------------------------------------
      53,225   Unicom                                                  1,743,119
--------------------------------------------------------------------------------
      21,220   Union Electric                                            885,935
--------------------------------------------------------------------------------
                                                                      45,473,606
================================================================================
TOTAL COMMON STOCKS
(Cost $852,011,555)                                               $1,063,706,398
================================================================================
               PREFERRED STOCK
               NON-CONVERTIBLE - 0.00%
--------------------------------------------------------------------------------
               DIVERSIFIED - 0.00%
--------------------------------------------------------------------------------
          88   Teledyne (Cost $1,320)                             $        1,265
================================================================================

PRINCIPAL
AMOUNT         DESCRIPTION                                                 VALUE
================================================================================
               BOND - 0.00%
--------------------------------------------------------------------------------
$     33,000   Viacom International
               8.00%, 7/7/06 (Cost $28,638)                       $       33,722
================================================================================
               U.S. TREASURY BILLS - 2.83%
--------------------------------------------------------------------------------
$  1,590,000   5.310%, 1/11/96 (b)                                $    1,587,665
--------------------------------------------------------------------------------
   3,875,000   5.465%, 2/22/96                                         3,845,161
--------------------------------------------------------------------------------
   2,110,000   5.340%, 2/29/96                                         2,094,295
--------------------------------------------------------------------------------
  12,997,000   5.310%, 3/07/96                                        12,887,231
--------------------------------------------------------------------------------
   8,303,000   5.200%, 5/16/96                                         8,152,505
--------------------------------------------------------------------------------
   2,078,000   5.330%, 5/16/96                                         2,040,336
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY BILLS
(Cost $30,573,638)                                                $   30,607,193
================================================================================
TOTAL INVESTMENTS
(Cost $882,615,151)                                    101.26%    $1,094,348,578
--------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                   (1.26%)      (13,612,552)
--------------------------------------------------------------------------------
NET ASSETS                                             100.00%    $1,080,736,026
================================================================================

(a) Non-income producing security

(b) Held as collateral for futures contracts

              See Notes to Financial Statements on Pages 21 and 22

                    BT INVESTMENT EQUITY 500 INDEX FUND                       19
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Equity 500 Index Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on December 31, 1992. The Fund invests substantially all of its assets in the Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 26% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained else-where in this report.

B. Investment Income

The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Dividends

It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund will be made annually to the extent they are not offset by any capital loss carryforwards. Distributions in excess of realized gains from securities and futures transactions primarily relate to the deferral of wash sale losses for tax purposes.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

D. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to that Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $686,078.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.15 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and
0.25 of 1% of the average daily net assets

                    BT INVESTMENT EQUITY 500 INDEX FUND                       20
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced by $412,383.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                        For the year ended           For the year ended
                        December 31, 1995            December 31, 1994
                       --------------------          ------------------
                       Shares        Amount          Shares      Amount
                       ------        ------          ------      ------
Sold                 4,695,533    $58,017,824     21,508,315   $224,578,528
Reinvested             528,399      6,791,560        571,289      5,922,423
Redeemed            (2,741,244)   (33,561,682)    (4,687,867)   (48,706,380)
                    -----------   ------------    -----------  -------------
Net Increase         2,482,688    $31,247,702     17,391,737   $181,794,571
                    ===========   ============    ===========  =============


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders
of BT Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of the BT Investment Equity 500 Index Fund (one of the funds comprising BT Pyramid Mutual Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 31, 1992 (commencement of operations). These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Investment Equity 500 Index Fund of BT Pyramid Mutual Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

                    EQUITY 500 INDEX PORTFOLIO                                21
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT
ACCOUNTING POLICIES

A. Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C. Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. The portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio's investment in the financial futures contracts is designed to hedge against anticipated future changes in general market prices which otherwise might either adversely affect the value of securities held by the Portfolio, the prices of securities which are intended to be purchased at a later date for the Portfolio or to closely replicate the benchmark index used by the portfolio. Should the portfolio prices move unexpectedly, the portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $385,265.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $770,530.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.10 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced by $418,814.

                    EQUITY 500 INDEX PORTFOLIO                                22
                    ------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT
SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended December 31, 1995 were $361,509,575 and $46,402,840, respectively. The cost of investments for federal income tax purposes was $888,890,700. The aggregate gross unrealized appreciation for all investments was $217,720,061 and the aggregate gross unrealized depreciation for all investments was $12,262,183.

NOTE 4 - FUTURES CONTRACTS

A summary of obligations under these financial instruments at December 31, 1995 is as follows:

Type of                                                               Unrealized
Future                   Expiration      Contracts      Position     Depreciation
---------------------------------------------------------------------------------
S&P 500                  March 1996         43            Long         $(26,625)
Futures Index

At December 31, 1995, the Portfolio has segregated sufficient securities to cover margin requirements on open futures contracts.


REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Holders of Beneficial
Interest of the Equity 500 Index Portfolio

We have audited the accompanying statement of assets and liabilities of the Equity 500 Index Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period December 31, 1992 (commencement of operations). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity 500 Index Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 13, 1996

BT INVESTMENT

LIMITED
TERM U.S.
GOVERNMENT
SECURITIES
FUND

ANNUAL REPORT
DECEMBER 31, 1995

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND          1
          ----------------------------------------------------------------------

TABLE OF CONTENTS
==========================================================================================================
INTRODUCTION FROM PRESIDENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2
LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER  . . . . . . . . . . . . . . . . . . . . . . . . .        2
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND
     Statement Of Assets and Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4
     Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4
     Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5
     Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6
SHORT/INTERMEDIATE U.S. GOVERNMENT
  SECURITIES PORTFOLIO
     Statement of Assets and Liabilities  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7
     Statement of Operations  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7
     Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8
     Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8
     Schedule of Portfolio Investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT
  SECURITIES FUND
     Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10
     Report of Independent Accountants  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11
SHORT/INTERMEDIATE U.S. GOVERNMENT
  SECURITIES PORTFOLIO
     Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12
     Report of Independent Accountants  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13

For shareholder account information and current price and yield quotations, shareholders may call their relationship manager or servicing agent. Prospectuses containing more extensive information regarding the BT Investment Limited Term U.S. Government Securities Fund may be obtained by calling or writing to Investors Fiduciary Trust Company or Signature Broker-Dealer Services, Inc., the primary Servicing Agent and Distributor, respectively, of BT Pyramid Mutual Funds:

BT PYRAMID MUTUAL FUNDS
INVESTORS FIDUCIARY TRUST COMPANY
127 WEST 10TH STREET
KANSAS CITY, MO 64105
(800) 368-4031

BT PYRAMID MUTUAL FUNDS
SIGNATURE BROKER-DEALER SERVICES, INC.
6 ST. JAMES AVENUE
BOSTON, MA 02116
(800) 545-1074

You may write to the BT Investment Limited Term U.S. Government Securities Fund at the following address:

BT PYRAMID MUTUAL FUNDS
6 ST. JAMES AVENUE
BOSTON, MA 02116

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND          2
          ----------------------------------------------------------------------

INTRODUCTION FROM PRESIDENT
================================================================================

      February 2, 1996

      Dear Shareholders:

      We are pleased to present your 1995 Annual Report for the BT Investment Limited Term U.S. Government Securities Fund. This report provides you with an investment overview as well as a financial summary of the Fund's operations for the year ended December 31, 1995. We have also included a Letter to Shareholders from Investment Adviser detailing the factors that affected the Fund's performance and a performance chart which illustrates your Fund's return versus a relevant financial index. Also presented in your report is a pie chart displaying diversification of portfolio investments, financial statements, financial highlights and a listing of the portfolio's holdings.

      Looking ahead, we will continue monitoring the economic conditions and how they affect the financial markets.

      We appreciate your ongoing support of the BT Investment Limited Term U.S. Government Securities Fund and are looking forward to serving your investment needs.

      Philip W. Coolidge
      President

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

      The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") returned 9.81% for the year ended December 31, 1995.

      Overall, the bond market had one of its best years ever in 1995. In fact, the magnitude and strength of the bond market rally took many by surprise. The impact of the Federal Reserve Board's monetary policy was felt more quickly than anticipated, and evidence of a slowing economy and continued low inflation created a climate of optimism that pushed rates down across the board. The yield curve, over the course of the twelve months, steepened, with the intermediate range experiencing the greatest change along the curve. Specifically, yields on 5-year Treasury Notes declined by 2.45% over the year, and yields on 2-year Treasury Notes declined by more than 2.50%.

      To take advantage of the price appreciation of bonds during this period, the Fund remained overweighted in Treasury securities, which tend to outperform in a rally. Plus, in contrast to the first six months of 1995 when the Fund was affected by the changing shape of the yield curve, the Fund was able to capture part of the strong total returns produced by the rally in the second half of the year when the yield curve steepened again. We lengthened the Fund's maturity from its defensive neutral position to longer than the benchmark toward the end of the third quarter, and this strategy particularly benefitted the Fund's performance in the fourth quarter.

      The Fund is maintaining its longer maturity as compared to the Index as we begin 1996. This stance reflects both the output of our proprietary duration model and our belief that the bond market environment will remain positive as the U.S. government negotiates a balanced budget, inflation continues to stay in check, and the Federal Reserve Board, which cut interest rates for the second time in 1995 on December 19, may do so again early this year.

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND          3
          ----------------------------------------------------------------------

LETTER TO SHAREHOLDERS FROM INVESTMENT ADVISER
================================================================================

      The following graph illustrates the Fund's return versus the Lehman 1-3 Year Government Index from August 31, 1992 to December 31, 1995 assuming a $10,000 initial investment.

COMPARISON OF CHANGE
IN VALUE OF A $10,000
INVESTMENT IN THE BT                                 [FIGURE 1]
INVESTMENT LIMITED
TERM U.S. GOVERNMENT
SECURITIES FUND AND THE
LEHMAN 1-3 YEAR
GOVERNMENT INDEX

                         BT Investment Limited
                         Term U.S. Government                  Lehman 1-3 Years
                            Securities Fund                    Government Index
8/31/92                          10,000                               10,000
9/30/92                          10,111                               10,094
12/31/92                         10,044                               10,115
3/31/93                          10,310                               10,333
6/30/93                          10,404                               10,448
9/30/93                          10,613                               10,592
12/31/93                         10,666                               10,659
3/31/94                          10,597                               10,607
6/30/94                          10,614                               10,607
9/30/94                          10,630                               10,714
12/31/94                         10,659                               10,714
3/31/95                          10,958                               11,070
6/30/95                          11,307                               11,421
9/30/95                          11,440                               11,591
12/31/95                         11,737                               11,876

         TOTAL RETURN
   ENDED DECEMBER 31, 1995
 One Year      Since 8/24/92*
 9.81%             17.37%

*The Fund's inception date

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
================================================================================

OBJECTIVE                  Seeks high level of current income with the
                           preservation of capital.
--------------------------------------------------------------------------------
INVESTMENT INSTRUMENTS     Direct obligations issued or guaranteed by the U.S.
                           Government, or its agencies and instrumentalities,
                           including repurchase agreements collateralized by
                           U.S. Government obligations. The average weighted
                           maturity of securities will range from two to five
                           years.
--------------------------------------------------------------------------------

DIVERSIFICATION OF PORTFOLIO
INVESTMENTS BY ASSET TYPE
as of December 31, 1995
(percentages are based on market value)


                 [FIGURE 2]


U.S. Government Agency                 2.67%
Repurchase Agreement                  16.41%
U.S. Treasury Notes                   80.92%

================================================================================
ABOUT THE                  LOU HUDSON
PORTFOLIO MANAGER          Vice President
                           .  Thirty-three years of investment experience
                           .  Specializes in short-intermediate fixed income
                              securities
                           .  BA - City College of New York

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND          4
          ----------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=============================================================================================================
December 31, 1995
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
   Investment in Short/Intermediate U.S. Government Securities
     Portfolio, at Value                                                                          $29,770,837
-------------------------------------------------------------------------------------------------------------
   Receivable for Shares of Beneficial Interest Sold                                                   86,015
-------------------------------------------------------------------------------------------------------------
   Deferred Organizational Expenses                                                                     5,926
-------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other                                                                          14,633
-------------------------------------------------------------------------------------------------------------
   Due from Bankers Trust                                                                              17,526
-------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                    29,894,937
-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
   Accrued Expenses and Other                                                                          25,045
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                   25,045
-------------------------------------------------------------------------------------------------------------
NET ASSETS (Applicable to 3,000,289 Outstanding Shares of $0.001 Par Value
Per Share, Unlimited Number of Shares of Beneficial Interest Authorized)                          $29,869,892
=============================================================================================================
NET ASSET Value, Subscription and Redemption Price Per Share
($29,869,892/3,000,289 Shares)                                                                    $      9.96
-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                $29,601,204
-------------------------------------------------------------------------------------------------------------
   Undistributed Net Realized Gain from Securities Transactions                                        25,624
-------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          243,064
-------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                     $29,869,892
=============================================================================================================

STATEMENT OF OPERATIONS
=============================================================================================================
For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
   Income Allocated from Short/Intermediate U.S. Government Securities
     Portfolio, net                                                                                $1,857,232
-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
   Administration and Services                                                $ 91,142
-------------------------------------------------------------------------------------------------------------
   Registration                                                                 20,358
-------------------------------------------------------------------------------------------------------------
   Shareholders Reports                                                         15,166
-------------------------------------------------------------------------------------------------------------
   Amortization of Organizational Expenses                                       5,780
-------------------------------------------------------------------------------------------------------------
   Professional                                                                  8,879
-------------------------------------------------------------------------------------------------------------
   Trustees                                                                      6,534
-------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                 1,959
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                                              149,818
-------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                    (58,676)                91,142
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               1,766,090
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
-------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Transactions                                                     463,090
-------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          628,130
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                      1,091,220
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $2,857,310
=============================================================================================================


              See Notes to Financial Statements on Pages 10 and 11

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND           5
          ----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                                               For the                For the
                                                                            year ended             year ended
                                                                              December               December
                                                                              31, 1995               31, 1994
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                   $ 1,766,090             $  944,156
-------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                       463,090               (422,528)
-------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities                    628,130               (405,207)
-------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                2,857,310                116,421
-------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                    (1,766,090)              (944,156)
-------------------------------------------------------------------------------------------------------------
   Net Decrease in Net Assets from Distributions                            (1,766,090)              (944,156)
-------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
-------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Transactions in
     Shares of Beneficial Interest                                          (2,523,359)            28,667,659
-------------------------------------------------------------------------------------------------------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                                  (1,432,139)            27,839,924
=============================================================================================================
NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                        31,302,031              3,462,107
-------------------------------------------------------------------------------------------------------------
   End of Year                                                             $29,869,892            $31,302,031
=============================================================================================================

              See Notes to Financial Statements on Pages 10 and 11

'
          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND          6
          ----------------------------------------------------------------------



FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the BT Investment Limited Term U.S. Government Securities Fund.

----------------------------------------------------------------------------------------------------------------------
                                                                                                        For the period
                                                                                                       August 24, 1992
                                                                                                         (Commencement
                                                                  For the year ended December 31,       of Operations)
                                                                ---------------------------------          to December
                                                                1995           1994          1993             31, 1992
----------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period                            $9.61         $10.06        $ 9.93              $10.00
                                                               ------         ------        ------              ------
Income from Investment Operations
   Net Investment Income                                         0.57           0.44          0.41                0.14
   Net Realized and Unrealized Gain (Loss) on Securities         0.35          (0.45)         0.20               (0.07)
                                                               ------         ------        ------              ------
   Total from Investment Operations                              0.92          (0.01)         0.61                0.07
                                                               ------         ------        ------              ------
Distributions from
   Net Investment Income                                        (0.57)         (0.44)        (0.41)              (0.14)
   Net Realized Gain from Securities Transactions                  --             --         (0.07)                 --
                                                               ------         ------        ------              ------
   Total Distributions                                          (0.57)         (0.44)        (0.48)              (0.14)
                                                               ------         ------        ------              ------
Net Asset Value, End of Period                                  $9.96         $ 9.61        $10.06              $ 9.93
                                                               ------         ------        ------              ------
TOTAL INVESTMENT RETURN                                         9.81%         (0.08%)        6.21%               2.02%*

RATIOS AND SUPPLEMENTAL DATA
Ratio of Net Investment Income to Average Net Assets            5.81%          4.69%         4.35%               4.08%*
Ratio of Expenses to Average Net Assets, Including
   Expenses of the Short/Intermediate U.S. Government
   Securities Portfolio                                         0.60%          0.60%         0.60%               0.60%*
Decrease Reflected in Above Expense Ratio Due
   to Absorption of Expenses by Bankers Trust                   0.24%          0.34%         1.43%               5.60%*
Net Assets, End of Period (000's omitted)                     $29,870        $31,302        $3,462              $3,188

*  Annualized

              See Notes to Financial Statements on Pages 10 and 11

          SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO             7
          ----------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
=============================================================================================================
December 31, 1995
-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
   Investments, at Value (Cost $56,358,485, including Repurchase Agreement
     amounting to $9,278,124)                                                                     $56,532,772
-------------------------------------------------------------------------------------------------------------
   Interest Receivable                                                                                613,544
-------------------------------------------------------------------------------------------------------------
   Prepaid Expenses and Other Assets                                                                   23,588
-------------------------------------------------------------------------------------------------------------
   Total Assets                                                                                    57,169,904
-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
   Due to Bankers Trust                                                                                 3,102
-------------------------------------------------------------------------------------------------------------
   Payable for Securities Purchased                                                                 1,966,313
-------------------------------------------------------------------------------------------------------------
   Accrued Expenses Other                                                                              22,576
-------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                                1,991,991
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                        $55,177,913
-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Paid-in Capital                                                                                $55,003,626
-------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          174,287
-------------------------------------------------------------------------------------------------------------
NET ASSETS, DECEMBER 31, 1995                                                                     $55,177,913
=============================================================================================================

STATEMENT OF OPERATIONS
=============================================================================================================
For the year ended December 31, 1995
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
   Interest                                                                                        $3,342,884
-------------------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------------------
   Advisory                                                                   $130,819
-------------------------------------------------------------------------------------------------------------
   Administration and Services                                                  26,164
-------------------------------------------------------------------------------------------------------------
   Professional                                                                 21,223
-------------------------------------------------------------------------------------------------------------
   Miscellaneous                                                                 2,265
-------------------------------------------------------------------------------------------------------------
   Trustees                                                                      1,917
-------------------------------------------------------------------------------------------------------------
   Total Expenses                                                              182,388
-------------------------------------------------------------------------------------------------------------
   Less: Expenses Absorbed by Bankers Trust                                    (25,406)               156,982
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                               3,185,902
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES
-------------------------------------------------------------------------------------------------------------
   Net Realized Gain from SecuritiesTransactions                                                      834,099
-------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation on Securities                                                          965,227
-------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON SECURITIES                                                      1,799,326
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                         $4,985,228
=============================================================================================================

                  See Notes to Financial Statements on Page 12

          SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO             8
          ----------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================================
                                                                               For the                For the
                                                                            year ended             year ended
                                                                              December               December
                                                                              31, 1995               31, 1994
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
-------------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------------
   Net Investment Income                                                  $  3,185,902           $  1,768,139
-------------------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) from Securities Transactions                       834,099               (765,789)
-------------------------------------------------------------------------------------------------------------
   Net Unrealized Appreciation (Depreciation) on Securities                    965,227               (800,099)
-------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Operations                                4,985,228                202,251
-------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
-------------------------------------------------------------------------------------------------------------
   Proceeds from Capital Invested                                           24,442,594             45,632,673
-------------------------------------------------------------------------------------------------------------
   Value of Capital Withdrawn                                              (21,520,447)           (16,293,202)
-------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets from Capital Transactions                      2,922,147             29,339,471
-------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE IN NET ASSETS                                              7,907,375             29,541,722
=============================================================================================================
NET ASSETS
-------------------------------------------------------------------------------------------------------------
   Beginning of Year                                                        47,270,538             17,728,816
-------------------------------------------------------------------------------------------------------------
   End of Year                                                            $ 55,177,913           $ 47,270,538
-------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
================================================================================
Contained below are selected ratios and supplemental data for each of the periods indicated for the Short/Intermediate U.S. Government Securities Portfolio.


--------------------------------------------------------------------------------------------------------------
                                                                                                For the period
                                                                                               August 24, 1992
                                                                                                 (Commencement
                                                           For the year ended December 31,      of Operations)
                                                        ----------------------------------         to December
                                                        1995            1994          1993            31, 1992
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

Ratio of Net Investment Income to Average
   Net Assets                                           6.09%          4.91%         4.25%              4.36%*

Ratio of Expenses to Average Net Assets                 0.30%          0.30%         0.30%              0.30%*

Decrease Reflected in Above Ratio of Expenses
   to Average Net Assets Due to Absorption of
   Expenses by Bankers Trust                            0.05%          0.09%         0.25%              1.41%*

Portfolio Turnover Rate                                  246%           202%          267%                 75%

Net Assets, End of Period (000's omitted)             $55,178        $47,271       $17,729              $4,999

*  Annualized


                  See Notes to Financial Statements on Page 12

          SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO             9
          ----------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
================================================================================
December 31, 1995

PRINCIPAL
AMOUNT        DESCRIPTION                                VALUE
==============================================================
              U.S. GOVERNMENT &
              AGENCY OBLIGATIONS - 85.64%
==============================================================
              U.S. TREASURY NOTES - 82.91%
--------------------------------------------------------------
$ 1,500,000   7.50%, 12/31/96                      $ 1,533,750
--------------------------------------------------------------
  5,000,000   6.625%, 3/31/97                        5,087,500
--------------------------------------------------------------
  7,000,000   5.875%, 7/31/97                        7,074,375
--------------------------------------------------------------
 13,980,000   5.625%, 10/31/97                      14,082,613
--------------------------------------------------------------
 15,300,000   5.50%, 11/15/98                       15,412,302
--------------------------------------------------------------
  1,000,000   7.125%, 9/30/99                        1,060,000
--------------------------------------------------------------
  1,472,000   5.75%, 10/31/00                        1,495,000
--------------------------------------------------------------
                                                    45,745,540
==============================================================
              U.S. GOVERNMENT AGENCY - 2.73%
--------------------------------------------------------------
  1,500,000   Tennessee Valley Authority,
              6.00%, 1/15/97                         1,509,108
==============================================================
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $47,080,361)                                 $47,254,648
==============================================================
              SHORT-TERM INVESTMENT - 16.82%
--------------------------------------------------------------
              REPURCHASE AGREEMENT - 16.82%
--------------------------------------------------------------
$ 9,278,124   Repurchase Agreement with Sanwa Bank,
              Dated 12/29/95, 5.85%, Principal and
              Interest in the Amount of $9,282,647,
              (Cost $9,278,124), due 1/2/96,
              (Collateralized by U.S. Treasury
              Notes, Par Value $6,036,000,
              10.625%, due 8/15/15 Value at
              $9,236,966)                          $ 9,278,124
==============================================================
TOTAL INVESTMENTS
(Cost $56,358,485)                   102.46%       $56,532,772
--------------------------------------------------------------
Liabilities in Excess of Other Assets (2.46%)       (1,354,859)
--------------------------------------------------------------
NET ASSETS                           100.00%       $55,177,913
==============================================================


                  See Notes to Financial Statements on Page 12

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND         10
          ----------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as a business trust under the laws of the Commonwealth of Massachusetts. The BT Investment Limited Term U.S. Government Securities Fund (the "Fund") is one of the funds offered to investors by the Trust. The Fund commenced operations and began offering shares of beneficial interest on August 24, 1992. The Fund invests substantially all of its assets in the Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At December 31, 1995, the Fund's investment was approximately 54% of the Portfolio.

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report.

B. Investment Income

The Fund earns interest income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

C. Organizational Expenses

Costs incurred by the Fund in connection with its organization and initial registration are being amortized evenly over a period of sixty months.

D. Dividends

The Fund declares dividends daily from net investment income and pays these dividends monthly. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date, which is the same as the declaration date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually to the extent they are not offset by any capital loss carryforwards.

E. Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other

The Trust accounts separately for the assets, liabilities, and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of 0.30 of 1% of the Fund's average daily net assets. For the year ended December 31, 1995, this fee aggregated $91,142.

The Trust has entered into a Distribution Agreement with Signature Broker-Dealer Services, Inc. ("Signature"). Under the Distribution Agreement with the Trust, pursuant to Rule 12b-1 of the 1940 Act, Signature may seek reimbursement, at an annual rate not exceeding 0.20 of 1% of the Fund's average daily net assets, for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares. For the year ended December 31, 1995, there were no reimbursable expenses incurred under this agreement.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and
0.60 of 1% of the average daily net assets of the Fund, including expenses of the Portfolio. For the year ended December 31, 1995, expenses of the Fund have been reduced $58,676.

The Fund is subject to such limitations as may from time to time be imposed by the Blue Sky laws of states in which the Fund sells its shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the

          BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND         11
          ----------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
================================================================================

first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

Certain trustees and officers of the Fund are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Fund. Similarly, none of the Fund's officers received compensation from the Fund.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At December 31, 1995, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                          For the                        For the
                         year ended                     year ended
                          December                      December
                          31, 1995                       31, 1994
                  -----------------------         ------------------------
                  Shares           Amount         Shares            Amount
                  ------           ------         ------            ------
Sold               1,207,729    $11,921,648      3,429,062      $33,692,378
Reinvested           178,335      1,754,361         93,259          939,424
Redeemed          (1,643,080)   (16,199,368)      (609,128)      (5,964,143)
                  ----------    -----------       --------       ----------
Net Increase
 (Decrease)         (257,016)   $(2,523,359)     2,913,193      $28,667,659
                  ==========    ===========      =========      ===========

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Trustees and Shareholders of
BT Pyramid Mutual Funds:

We have audited the accompanying statement of assets and liabilities of the BT Investment Limited Term U.S. Government Securities Fund (one of the funds comprising BT Pyramid Mutual Funds) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspon-dence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the BT Investment Limited Term U.S. Government Securities Fund of BT Pyramid Mutual Funds as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 2, 1996

          SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO            12
          ----------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

The Short/Intermediate U.S. Government Securities Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991, as an unincorporated trust under the laws of New York and commenced operations on August 24, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation

The Portfolio's investments are carried at fair market value as determined by an independent pricing service at the end of each business day. Short-term obligations with remaining maturities of 60 days or less, are valued at amortized cost which with accrued interest approximates value. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

C. Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from security transactions are recorded on the identified cost basis.

The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Adviser, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

E. Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $26,164.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.25 of 1% of the Portfolio's average daily net assets. For the year ended December 31, 1995, this fee aggregated $130,819.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.30 of 1% of the average daily net assets of the Portfolio. For the year ended December 31, 1995, expenses of the Portfolio have been reduced $25,406.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Signature. None of the trustees so affiliated received compensation for services as trustee of the Portfolio. Similarly, none of the Portfolio's officers received compensation from the Portfolio.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments of long-term U.S. Government obligations, for the year ended December 31, 1995, were $132,638,189 and $109,527,306, respectively. The net unrealized appreciation of investments amounted to $174,287, consisting of gross unrealized appreciation of $211,820 and gross unrealized depreciation of $37,533. The cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes.

          SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO            13
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REPORT OF INDEPENDENT ACCOUNTANTS
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To the Trustees and Holders of Beneficial Interest
of the Short/Intermediate U.S. Government
Securities Portfolio:

We have audited the accompanying statement of assets and liabilities of the Short/Intermediate U.S. Government Securities Portfolio, including the schedule of portfolio investments, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period August 24, 1992 (commencement of operations) to December 31, 1992. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Short/Intermediate U.S. Government Securities Portfolio as of December 31, 1995, the results of its operations, the changes in its net assets, and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.

/s/ COOPERS & LYBRAND L.L.P.

Kansas City, Missouri
February 2, 1996